As filed with the Securities and Exchange Commission on February 6, 2004



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




                   Investment Company Act file number 811-6170
                                                      --------



                              Lebenthal Funds, Inc.
                              ---------------------
               (Exact name of registrant as specified in charter)



                              Lebenthal Funds, Inc.
                                  120 Broadway
                            New York, New York 10271
               (Address of principal executive offices) (Zip code)



                               Alexandra Lebenthal
                            c/o Lebenthal Funds, Inc.
                                  120 Broadway
                            New York, New York 10271
                     (Name and address of agent for service)



                                 (800) 594-7078
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end: November 30
                         -----------


Date of reporting period: November 30, 2003
                          -----------------

Item 1. Reports to Stockholders
-------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.                           120 BROADWAY, NEW YORK, NY 10271
                                                                    212-425-6116
                                            OUTSIDE NYC TOLL FREE 1-800-221-5822
                                                               www.lebenthal.com
================================================================================

Dear Shareholders:

As we conclude this fiscal year, we recognize that once again, we have lived through a remarkable, tumultuous period. We have witnessed the continued war on terrorism, a breathtaking economic / stock market rebound and more malfeasance in corporate America. Sadly for us, the headlines reporting corporate scandals this year have pointed at the mutual fund and investment management industry.

The repercussions of the international events that commenced on September 11, 2001 still reverberate today. The United States troops stationed in Afghanistan and Iraq continue to be under fire from enemy forces. The defense budget has grown and our total Federal budget is in significant deficit. However, thus far, the deficit does not appear to have crowded other issuers out of the bond market. Interest rates have remained generally historically low.

In addition to external events, the municipal bond market has reacted to other factors in 2003. Among them:

-  The waning, then subsequent reappearance of economic vitality,

-  The policy reactions of the Federal Reserve Bank,

-  Expected inflationary (or deflationary) trends,

-  Formulation and change in dividend taxation,

-  The weakened state of municipal budgets,

-  The balance of supply and demand within the tax-exempt marketplace

During the first part of 2003, as unseasonably cold winter weather gripped parts of the country, economic activity slowed. Uncertainty and hesitation was further compounded by Operation Iraqi Freedom, as Americans watched, through the eyes of "imbedded" reporters, troops fight a war brought home through the television screen. Investors sought safety in Treasury securities. As Treasury rates declined, mortgage rates declined in sympathy, which led to a dramatic increase in home refinancings. To combat the economic slowdown, the Fed lowered short-term rates to 1.00% in June.

However, as economic vitality returned in the summer and fears of deflation abated, Treasury rates quickly reversed direction. Treasury rates for the benchmark ten-year maturity began the year at 4.13%, plummeted to 3.07% in June, before climbing to 4.56% by Labor Day. The ten-year Treasury ended our fiscal year yielding 4.33%. While the Fed has promised to keep short rates low in order to provide additional liquidity for the economy, market participants have already begun to factor in the probability of higher inflation, and thus higher interest rates, into the widening yield curve.

Given municipal bonds' sheltered existence under the US tax code, any discussion to change the Federal tax structure naturally effects the municipal market. A change in policy may make a taxable or tax-free municipal bond more or less attractive to the investor. One goal of the current administration had been to eliminate the double taxation of dividends received from equity investments. The final legislation provided that qualifying dividends would be taxed at 15%. Even with these changes, most municipal bond market observers feel that the benefits of diversification, the desire for a specific maturity, the predictability of interest payment cash flow along with the ability to lock in a specific return, will keep the municipal market thriving.

The slow economy over the last three years contributed to the decline of state and local tax revenues precisely at a time when more resources are required for those most hurt by the economy. Crises in state and local budgets filled the press. Difficult choices between more expenditures and higher levels of services were debated. In New York, the Governor's budget veto was overridden by the legislature. In New Jersey, proposals to increase the gas tax by $.15 per gallon have been floated. In California, the Governor was recalled amidst a staggering budget shortfall, made worse by prior mandated spending initiatives. As the economy strengthens, we expect to see some relief for the budget process, but caution is clearly in order for now.

The issuance of new municipal bonds also caught the marketplace's attention. In 2002, municipalities issued a record amount of municipal bonds -- $357 billion sold during the calendar year. Through the end of November 2003, a total of $348 billion in municipal bonds have already been issued. At the time of writing this letter, it is too soon to know if last year's record will be broken. Clearly, concern about supply dominated market discussion.

In summary, how did the market respond to these turbulent times? Using the ratio of municipal bond yields as a percentage of Treasury bond yields as a surrogate for the attractiveness of municipals, the market fared well. At times the ratio was 100%. That is to say, for a given maturity, the municipal market was paying the same yield (tax-exempt) as the Treasury market (taxable). By the end of the fiscal year, the ratio was approximately 91%. In other words, the yield on long maturity municipals trades at 91% of the equivalent Treasury security.

Given the volatile market conditions, we structured your portfolios with defensive and conservative positions throughout the year. Given that our outlook is for interest rates to increase in the future, we do not expect to change this approach over the short to intermediate term. Rather, we plan to maintain our defensive posture until rates rise significantly. At that time, we expect to capture higher rates by swapping out of our current defensive holdings.

Lastly, a comment about the legal and ethical problems facing our industry. Personally, we have always sought to meet the highest ethical standards and to provide the best returns and service we can to you, our valued shareholders. It disheartens us to know that in our profession there are individuals that fail their fiduciary responsibilities by putting personal interests ahead of clients' well being. The faith you share by giving us the privilege of managing your assets is a trust that we pledge not to violate. Please rest assured that we always have sought (and will continue to seek) to provide you with a fund that merits this trust. We hold our responsibilities to you as the immutable cornerstone of our business. We thank you for your confidence and continued support.

Performance :

LEBENTHAL NEW YORK CLASS A MUNICIPAL BOND FUND: For the twelve months ended November 30, 2003, Lipper Analytical Services, Inc. ("Lipper") ranked the fund #68 out of 106 peer funds. For the three years ended November 30, 2003, the fund was ranked #24 of 90. For the five years ended November 30, 2003, our fund came in #25 of 81.

LEBENTHAL NEW YORK CLASS B MUNICIPAL BOND FUND: For the twelve months ended November 30, 2003, Lipper Analytical Services, Inc. ("Lipper") ranked the fund #101 of 106 peer funds. For the three years ended November 30, 2003, the fund was ranked #59 of 90. For the five years ended November 30, 2003, our fund came in #64 of 81.

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND: For the twelve months ended November 30, 2003, Lipper Analytical Services, Inc. ("Lipper") ranked the fund #18 out of 55 peer funds. For the three years ended November 30, 2003, the fund was ranked #10 of 51. For the five years ended November 30, 2003, the fund was ranked #17 of 49.

LEBENTHAL TAXABLE MUNICIPAL BOND FUND: For the twelve months ended November 30, 2003, Lipper Analytical Services, Inc. ("Lipper") ranked the fund #92 out of
201. For the three years ended November 30, 2003, the fund was ranked #7 of 151. For the five years ended November 30, 2003, the fund was ranked #6 of 126.

The cumulative total returns for the funds, assuming reinvestment of dividends and capital gains, taking into consideration the full sales charge of 4.5%, or the full contingent deferred sales charge of 5% for the New York "B" shares, are as follows:

LEBENTHAL NEW YORK MUNICIPAL BOND FUND "A" SHARES: One year 1.00%, three years 17.30%, and five years 22.13%.

LEBENTHAL NEW YORK MUNICIPAL BOND FUND "B" SHARES: One year 1.02%, three years 17.29%, and five years 22.27%.

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND: One year 1.68%, three years 16.70%, and five years 20.67%.

LEBENTHAL TAXABLE MUNICIPAL BOND FUND: One year 1.05%, three years 25.71%, and five years 32.90%.

Please note the past performance is no guarantee of future results. No assurance can be given that the funds will achieve their objectives. Share price and investment return will fluctuate and on the day that you sell, the value of your shares may be more or less than the original investment.

The information and statistics included herein are not guaranteed. They have been obtained from reliable sources and are believed to be accurate.

We thank you for the opportunity to be of service to you.

/s/ Gregory W. Serbe

LEBENTHAL NEW YORK MUNICIPAL BOND FUND - CLASS A
PERFORMANCE COMPARISON CHART

The following chart compares the performance of Lebenthal New York Municipal Bond Fund - Class A (with and without the 4.5% sales load), for the one year, five year, ten year and since inception periods, against the Lehman Brothers Municipal Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.

[CHART]

                Lebenthal New York Municipal Bond Fund - Class A
                          Performance Comparison Chart

                   LEHMAN        WITH LOAD       WITHOUT LOAD
(Thousands)

   6/24/91       $  10,000       $   9,550        $  10,000
   8/31/91       $  10,102       $   9,577        $  10,028
   9/30/91       $  10,233       $   9,643        $  10,098
  10/31/91       $  10,325       $   9,765        $  10,225
  11/30/91       $  10,354       $   9,751        $  10,210
  12/31/91       $  10,577       $  10,017        $  10,489
   1/31/92       $  10,601       $   9,913        $  10,380
   2/29/92       $  10,604       $   9,982        $  10,452
   3/31/92       $  10,609       $  10,018        $  10,490
   4/30/92       $  10,703       $  10,117        $  10,594
   5/31/92       $  10,829       $  10,310        $  10,796
   6/30/92       $  11,011       $  10,561        $  11,059
   7/31/92       $  11,342       $  10,996        $  11,514
   8/31/92       $  11,231       $  10,750        $  11,257
   9/30/92       $  11,304       $  10,778        $  11,285
  10/31/92       $  11,193       $  10,557        $  11,055
  11/30/92       $  11,393       $  10,891        $  11,404
  12/31/92       $  11,509       $  11,026        $  11,545
   1/31/93       $  11,643       $  11,156        $  11,682
   2/28/93       $  12,064       $  11,655        $  12,204
   3/31/93       $  11,936       $  11,526        $  12,069
   4/30/93       $  12,057       $  11,683        $  12,233
   5/31/93       $  12,125       $  11,764        $  12,318
   6/30/93       $  12,327       $  11,955        $  12,518
   7/31/93       $  12,343       $  11,978        $  12,542
   8/31/93       $  12,600       $  12,283        $  12,862
   9/30/93       $  12,743       $  12,425        $  13,010
  10/31/93       $  12,768       $  12,435        $  13,021
  11/30/93       $  12,655       $  12,262        $  12,840
  12/31/93       $  12,922       $  12,534        $  13,125
   1/31/94       $  13,070       $  12,678        $  13,276
   2/28/94       $  12,731       $  12,327        $  12,908
   3/31/94       $  12,213       $  11,659        $  12,208
   4/30/94       $  12,316       $  11,653        $  12,202
   5/31/94       $  12,423       $  11,801        $  12,357
   6/30/94       $  12,347       $  11,709        $  12,261
   7/31/94       $  12,573       $  11,987        $  12,552
   8/31/94       $  12,617       $  12,028        $  12,595
   9/30/94       $  12,432       $  11,751        $  12,305
  10/31/94       $  12,211       $  11,404        $  11,941
  11/30/94       $  11,990       $  11,074        $  11,595
  12/31/94       $  12,254       $  11,441        $  11,980
   1/31/95       $  12,604       $  11,957        $  12,521
   2/28/95       $  12,971       $  12,376        $  12,959
   3/31/95       $  13,120       $  12,478        $  13,066
   4/30/95       $  13,136       $  12,526        $  13,116
   5/31/95       $  13,555       $  12,968        $  13,579
   6/30/95       $  13,437       $  12,915        $  13,524
   7/31/95       $  13,565       $  12,906        $  13,515
   8/31/95       $  13,737       $  13,086        $  13,703
   9/30/95       $  13,824       $  13,166        $  13,786
  10/31/95       $  14,024       $  13,394        $  14,026
  11/30/95       $  14,257       $  13,729        $  14,376
  12/31/95       $  14,394       $  13,872        $  14,526
   1/31/96       $  14,503       $  13,962        $  14,620
   2/29/96       $  14,405       $  13,907        $  14,563
   3/31/96       $  14,220       $  13,664        $  14,313
   4/30/96       $  14,181       $  13,589        $  14,234
   5/31/96       $  14,175       $  13,610        $  14,256
   6/30/96       $  14,329       $  13,830        $  14,486
   7/31/96       $  14,460       $  13,981        $  14,645
   8/31/96       $  14,457       $  14,001        $  14,666
   9/30/96       $  14,659       $  14,242        $  14,918
  10/31/96       $  14,825       $  14,375        $  15,057
  11/30/96       $  15,096       $  14,548        $  15,238
  12/31/96       $  15,033       $  14,498        $  15,187
   1/31/97       $  15,061       $  14,472        $  15,159
   2/28/97       $  15,200       $  14,611        $  15,305
   3/31/97       $  14,998       $  14,450        $  15,136
   4/30/97       $  15,124       $  14,592        $  15,285
   5/31/97       $  15,351       $  14,784        $  15,486
   6/30/97       $  15,515       $  14,924        $  15,633
   7/31/97       $  15,945       $  15,474        $  16,208
   8/31/97       $  15,795       $  15,370        $  16,099
   9/30/97       $  15,983       $  15,524        $  16,262
  10/31/97       $  16,085       $  15,649        $  16,392
  11/30/97       $  16,180       $  15,748        $  16,496
  12/31/97       $  16,416       $  15,982        $  16,741
   1/31/98       $  16,585       $  16,202        $  16,971
   2/28/98       $  16,590       $  16,207        $  16,976
   3/31/98       $  16,605       $  16,238        $  17,009
   4/30/98       $  16,530       $  16,170        $  16,938
   5/31/98       $  16,792       $  16,434        $  17,214
   6/30/98       $  16,857       $  16,541        $  17,326
   7/31/98       $  16,899       $  16,590        $  17,378
   8/31/98       $  17,161       $  16,857        $  17,657
   9/30/98       $  17,376       $  17,074        $  17,831
  10/31/98       $  17,320       $  16,999        $  17,800
  11/30/98       $  17,408       $  17,077        $  17,882
  12/31/98       $  17,452       $  17,064        $  17,868
   1/31/99       $  17,660       $  17,219        $  18,030
   2/28/99       $  17,582       $  17,227        $  18,039
   3/31/99       $  17,606       $  17,298        $  18,113
   4/30/99       $  17,650       $  17,397        $  18,216
   5/31/99       $  17,548       $  17,278        $  18,093
   6/30/99       $  17,295       $  17,163        $  17,971
   7/31/99       $  17,358       $  17,202        $  18,013
   8/31/99       $  17,219       $  17,073        $  17,878
   9/30/99       $  17,226       $  17,071        $  17,876
  10/31/99       $  17,040       $  16,764        $  17,554
  11/30/99       $  17,220       $  16,759        $  17,549
  12/31/99       $  17,091       $  16,642        $  17,426
 1/31/2000       $  17,018       $  16,617        $  17,400
 2/29/2000       $  17,215       $  17,036        $  17,838
 3/31/2000       $  17,592       $  17,460        $  18,282
 4/30/2000       $  17,488       $  17,406        $  18,226
 5/31/2000       $  17,397       $  17,381        $  18,200
 6/30/2000       $  17,858       $  17,906        $  18,750
 7/31/2000       $  18,107       $  18,248        $  19,108
 8/31/2000       $  18,385       $  18,593        $  19,469
 9/30/2000       $  18,290       $  18,586        $  19,461
10/31/2000       $  18,489       $  18,744        $  19,627
11/30/2000       $  18,630       $  18,997        $  19,892
12/31/2000       $  19,090       $  19,642        $  20,567
 1/31/2001       $  19,279       $  19,904        $  20,842
 2/28/2001       $  19,341       $  20,122        $  21,070
 3/31/2001       $  21,081       $  20,315        $  21,272
 4/30/2001       $  20,854       $  20,186        $  21,137
 5/31/2001       $  21,079       $  20,430        $  21,393
 6/30/2001       $  21,220       $  20,650        $  21,623
 7/31/2001       $  21,534       $  21,098        $  22,092
 8/31/2001       $  21,889       $  21,558        $  22,574
 9/30/2001       $  21,815       $  21,446        $  22,457
10/31/2001       $  22,074       $  21,721        $  22,744
11/30/2001       $  21,889       $  21,682        $  22,703
12/31/2001       $  21,682       $  21,430        $  22,439
 1/31/2002       $  22,058       $  21,869        $  22,900
 2/28/2002       $  22,324       $  22,256        $  23,305
 3/31/2002       $  21,886       $  21,815        $  22,843
 4/30/2002       $  22,314       $  22,125        $  23,167
 5/31/2002       $  22,450       $  22,299        $  23,350
 6/30/2002       $  22,687       $  22,556        $  23,619
 7/31/2002       $  22,979       $  22,896        $  23,975
 8/31/2002       $  23,255       $  23,343        $  24,443
 9/30/2002       $  23,765       $  24,041        $  25,173
10/31/2002       $  23,371       $  23,595        $  24,707
11/30/2002       $  23,274       $  23,520        $  24,628
12/31/2002       $  23,765       $  24,104        $  25,240
 1/31/2003       $  23,705       $  24,007        $  25,138
 2/28/2003       $  24,036       $  24,422        $  25,572
 3/31/2003       $  24,050       $  24,400        $  25,550
 4/30/2003       $  24,209       $  24,557        $  25,714
 5/31/2003       $  24,776       $  25,297        $  26,489
 6/30/2003       $  24,671       $  25,242        $  26,432
 7/31/2003       $  23,807       $  24,412        $  25,563
 8/31/2003       $  23,985       $  24,619        $  25,780
 9/30/2003       $  24,690       $  25,276        $  26,467
10/31/2003       $  24,566       $  25,269        $  26,460
11/30/2003       $  24,822       $  25,652        $  26,861

                                                                    AVERAGE ANNUAL
                                                                  TOTAL RETURN SINCE
                                  ONE       FIVE       TEN    COMMENCEMENT OF OPERATIONS
                                  YEAR      YEARS     YEARS         JUNE 24, 1991
Lebenthal New York - Class A
  Municipal Bond Fund:
  with sales load                 1.00%     4.08%     5.38%              5.13%
  without sales load              5.76%     5.04%     5.86%              5.52%
Lehman Index                      6.65%     5.71%     6.16%              7.58%

Past performance is not predictive of future performance. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

LEBENTHAL NEW YORK MUNICIPAL BOND FUND - CLASS B
PERFORMANCE COMPARISON CHART

The following chart compares the performance of Lebenthal New York Municipal Bond Fund - Class B (with and without the 5% back end contingent deferred sales load), for the one year, five year and since inception periods, against the Lehman Brothers Municipal Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.

[CHART]

                Lebenthal New York Municipal Bond Fund - Class B
                          Performance Comparison Chart

                  LEHMAN       WITHOUT LOAD
(Thousands)

   12/3/97       $ 10,000        $ 10,000
  12/31/97       $ 10,146        $ 10,036
   1/31/98       $ 10,251        $ 10,152
   2/28/98       $ 10,254        $ 10,160
   3/31/98       $ 10,263        $ 10,156
   4/30/98       $ 10,217        $ 10,106
   5/31/98       $ 10,378        $ 10,266
   6/30/98       $ 10,419        $ 10,339
   7/31/98       $ 10,445        $ 10,349
   8/31/98       $ 10,606        $ 10,508
   9/30/98       $ 10,739        $ 10,630
  10/31/98       $ 10,705        $ 10,604
  11/30/98       $ 10,759        $ 10,650
  12/31/98       $ 10,786        $ 10,652
   1/31/99       $ 10,915        $ 10,750
   2/28/99       $ 10,866        $ 10,732
   3/31/99       $ 10,882        $ 10,765
   4/30/99       $ 10,909        $ 10,814
   5/31/99       $ 10,846        $ 10,734
   6/30/99       $ 10,689        $ 10,656
   7/31/99       $ 10,728        $ 10,668
   8/31/99       $ 10,642        $ 10,562
   9/30/99       $ 10,646        $ 10,548
  10/31/99       $ 10,531        $ 10,361
  11/30/99       $ 10,643        $ 10,333
  12/31/99       $ 10,563        $ 10,249
 1/31/2000       $ 10,518        $ 10,237
 2/29/2000       $ 10,640        $ 10,470
 3/31/2000       $ 10,873        $ 10,721
 4/30/2000       $ 10,809        $ 10,690
 5/31/2000       $ 10,752        $ 10,663
 6/30/2000       $ 11,037        $ 10,973
 7/31/2000       $ 11,191        $ 11,171
 8/31/2000       $ 11,363        $ 11,357
 9/30/2000       $ 11,304        $ 11,357
10/31/2000       $ 11,427        $ 11,445
11/30/2000       $ 11,514        $ 11,576
12/31/2000       $ 11,799        $ 11,976
 1/31/2001       $ 11,915        $ 12,128
 2/28/2001       $ 11,953        $ 12,236
 3/31/2001       $ 13,029        $ 12,354
 4/30/2001       $ 12,889        $ 12,244
 5/31/2001       $ 13,028        $ 12,394
 6/30/2001       $ 13,115        $ 12,514
 7/31/2001       $ 13,309        $ 12,771
 8/31/2001       $ 13,529        $ 13,033
 9/30/2001       $ 13,483        $ 12,936
10/31/2001       $ 13,643        $ 13,088
11/30/2001       $ 13,529        $ 13,051
12/31/2001       $ 13,401        $ 12,902
 1/31/2002       $ 13,633        $ 13,152
 2/28/2002       $ 13,797        $ 13,371
 3/31/2002       $ 13,527        $ 13,092
 4/30/2002       $ 13,791        $ 13,264
 5/31/2002       $ 13,875        $ 13,355
 6/30/2002       $ 14,022        $ 13,479
 7/31/2002       $ 14,202        $ 13,684
 8/31/2002       $ 14,373        $ 13,941
 9/30/2002       $ 14,688        $ 14,348
10/31/2002       $ 14,444        $ 14,074
11/30/2002       $ 14,384        $ 14,016
12/31/2002       $ 14,688        $ 14,348
 1/31/2003       $ 14,651        $ 14,276
 2/28/2003       $ 14,856        $ 14,508
 3/31/2003       $ 14,864        $ 14,481
 4/30/2003       $ 14,963        $ 14,560
 5/31/2003       $ 15,313        $ 15,001
 6/30/2003       $ 15,248        $ 14,936
 7/31/2003       $ 14,714        $ 14,431
 8/31/2003       $ 14,824        $ 14,538
 9/30/2003       $ 15,260        $ 14,910
10/31/2003       $ 15,183        $ 14,892
11/30/2003       $ 15,341        $ 15,106

                                                          AVERAGE ANNUAL
                                                        TOTAL RETURN SINCE
                                  ONE       FIVE    COMMENCEMENT OF OPERATIONS
                                  YEAR      YEARS        DECEMBER 3, 1997
Lebenthal New York - Class B
  Municipal Bond Fund:
  with sales load                 1.02%     4.10%             4.59%
  without sales load              5.02%     4.27%             4.59%
Lehman Index                      6.65%     5.71%             6.16%

Past performance is not predictive of future performance. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
PERFORMANCE COMPARISON CHART

The following chart compares the performance of Lebenthal New Jersey Municipal Bond Fund (with and without the 4.5% sales load), for the one year, five year, ten year and since inception periods, against the Lehman Brothers Municipal Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.

[CHART]

                    Lebenthal New Jersey Municipal Bond Fund
                          Performance Comparison Chart

                   LEHMAN        WITH LOAD       WITHOUT LOAD
(Thousands)

   12/1/93       $  10,000       $   9,550        $  10,000
  12/31/93       $  10,211       $   9,688        $  10,148
   1/31/94       $  10,328       $   9,824        $  10,290
   2/28/94       $  10,060       $   9,398        $   9,844
   3/31/94       $   9,651       $   8,762        $   9,178
   4/30/94       $   9,732       $   8,757        $   9,173
   5/31/94       $   9,817       $   8,892        $   9,314
   6/30/94       $   9,757       $   8,790        $   9,207
   7/31/94       $   9,936       $   8,959        $   9,385
   8/31/94       $   9,970       $   8,984        $   9,411
   9/30/94       $   9,824       $   8,776        $   9,193
  10/31/94       $   9,649       $   8,511        $   8,915
  11/30/94       $   9,475       $   8,301        $   8,695
  12/31/94       $   9,683       $   8,558        $   8,964
   1/31/95       $   9,960       $   8,768        $   9,185
   2/28/95       $  10,250       $   9,007        $   9,435
   3/31/95       $  10,368       $   9,089        $   9,521
   4/30/95       $  10,380       $   9,105        $   9,537
   5/31/95       $  10,711       $   9,391        $   9,837
   6/30/95       $  10,618       $   9,291        $   9,732
   7/31/95       $  10,719       $   9,361        $   9,806
   8/31/95       $  10,855       $   9,495        $   9,946
   9/30/95       $  10,924       $   9,541        $   9,994
  10/31/95       $  11,082       $   9,718        $  10,179
  11/30/95       $  11,266       $   9,926        $  10,398
  12/31/95       $  11,374       $  10,032        $  10,508
   1/31/96       $  11,460       $  10,137        $  10,618
   2/29/96       $  11,382       $  10,088        $  10,567
   3/31/96       $  11,237       $   9,863        $  10,331
   4/30/96       $  11,205       $   9,839        $  10,307
   5/31/96       $  11,201       $   9,881        $  10,351
   6/30/96       $  11,323       $   9,974        $  10,447
   7/31/96       $  11,426       $  10,113        $  10,593
   8/31/96       $  11,424       $  10,140        $  10,622
   9/30/96       $  11,584       $  10,294        $  10,783
  10/31/96       $  11,714       $  10,372        $  10,864
  11/30/96       $  11,929       $  10,510        $  11,009
  12/31/96       $  11,879       $  10,510        $  11,009
   1/31/97       $  11,901       $  10,510        $  11,010
   2/28/97       $  12,011       $  10,621        $  11,125
   3/31/97       $  11,851       $  10,489        $  10,988
   4/30/97       $  11,951       $  10,602        $  11,105
   5/31/97       $  12,130       $  10,775        $  11,287
   6/30/97       $  12,260       $  10,883        $  11,405
   7/31/97       $  12,599       $  11,243        $  11,777
   8/31/97       $  12,481       $  11,143        $  11,676
   9/30/97       $  12,629       $  11,267        $  11,808
  10/31/97       $  12,710       $  11,331        $  11,871
  11/30/97       $  12,785       $  11,441        $  11,989
  12/31/97       $  12,972       $  11,619        $  12,174
   1/31/98       $  13,105       $  11,802        $  12,327
   2/28/98       $  13,109       $  11,781        $  12,311
   3/31/98       $  13,121       $  11,747        $  12,274
   4/30/98       $  13,062       $  11,694        $  12,216
   5/31/98       $  13,268       $  11,911        $  12,442
   6/30/98       $  13,320       $  11,993        $  12,528
   7/31/98       $  13,354       $  12,009        $  12,543
   8/31/98       $  13,560       $  12,212        $  12,755
   9/30/98       $  13,730       $  12,385        $  12,932
  10/31/98       $  13,686       $  12,320        $  12,955
  11/30/98       $  13,756       $  12,390        $  13,028
  12/31/98       $  13,790       $  12,395        $  13,033
   1/31/99       $  13,954       $  12,565        $  13,212
   2/28/99       $  13,893       $  12,557        $  13,204
   3/31/99       $  13,912       $  12,583        $  13,232
   4/30/99       $  13,947       $  12,649        $  13,300
   5/31/99       $  13,866       $  12,574        $  13,222
   6/30/99       $  13,667       $  12,433        $  13,074
   7/31/99       $  13,716       $  12,466        $  13,108
   8/31/99       $  13,606       $  12,319        $  12,953
   9/30/99       $  13,612       $  12,241        $  12,872
  10/31/99       $  13,465       $  12,034        $  12,654
  11/30/99       $  13,607       $  12,141        $  12,767
  12/31/99       $  13,505       $  12,042        $  12,662
 1/31/2000       $  13,447       $  12,059        $  12,680
 2/29/2000       $  13,603       $  12,302        $  12,936
 3/31/2000       $  13,901       $  12,545        $  13,191
 4/30/2000       $  13,819       $  12,522        $  13,167
 5/31/2000       $  13,747       $  12,541        $  13,187
 6/30/2000       $  14,111       $  12,948        $  13,615
 7/31/2000       $  14,308       $  13,202        $  13,882
 8/31/2000       $  14,528       $  13,419        $  14,110
 9/30/2000       $  14,452       $  13,356        $  14,043
10/31/2000       $  14,610       $  13,472        $  14,166
11/30/2000       $  14,721       $  13,672        $  14,377
12/31/2000       $  15,085       $  14,072        $  14,797
 1/31/2001       $  15,234       $  14,266        $  15,001
 2/28/2001       $  15,283       $  14,458        $  15,203
 3/31/2001       $  16,658       $  14,580        $  15,331
 4/30/2001       $  16,478       $  14,550        $  15,299
 5/31/2001       $  16,656       $  14,671        $  15,426
 6/30/2001       $  16,768       $  14,687        $  15,443
 7/31/2001       $  17,016       $  14,931        $  15,700
 8/31/2001       $  17,297       $  15,197        $  15,979
 9/30/2001       $  17,238       $  15,112        $  15,891
10/31/2001       $  17,443       $  15,315        $  16,104
11/30/2001       $  17,296       $  15,259        $  16,045
12/31/2001       $  17,133       $  15,160        $  15,941
 1/31/2002       $  17,430       $  15,479        $  16,276
 2/28/2002       $  17,640       $  15,643        $  16,449
 3/31/2002       $  17,294       $  15,363        $  16,154
 4/30/2002       $  17,632       $  15,621        $  16,426
 5/31/2002       $  17,740       $  15,812        $  16,626
 6/30/2002       $  17,927       $  15,979        $  16,802
 7/31/2002       $  18,158       $  16,214        $  17,049
 8/31/2002       $  18,376       $  16,404        $  17,249
 9/30/2002       $  18,779       $  16,783        $  17,648
10/31/2002       $  18,467       $  16,628        $  17,485
11/30/2002       $  18,391       $  16,591        $  17,445
12/31/2002       $  18,779       $  17,001        $  17,877
 1/31/2003       $  18,731       $  16,938        $  17,811
 2/28/2003       $  18,993       $  17,256        $  18,145
 3/31/2003       $  19,004       $  17,215        $  18,102
 4/30/2003       $  19,130       $  17,398        $  18,294
 5/31/2003       $  19,578       $  17,869        $  18,789
 6/30/2003       $  19,495       $  17,749        $  18,664
 7/31/2003       $  18,812       $  17,159        $  18,043
 8/31/2003       $  18,953       $  17,258        $  18,147
 9/30/2003       $  19,510       $  17,833        $  18,751
10/31/2003       $  19,412       $  17,861        $  18,781
11/30/2003       $  19,614       $  18,193        $  19,130

                                                       AVERAGE ANNUAL
                                                     TOTAL RETURN SINCE
                                 ONE     FIVE    COMMENCEMENT OF OPERATIONS
                                 YEAR    YEARS        DECEMBER 1, 1993
Lebenthal New Jersey
  Municipal Bond Fund:
  with sales load                1.68%   3.83%             4.79%
  without sales load             6.47%   4.79%             5.28%
Lehman Index                     6.65%   5.71%             6.16%

Past performance is not predictive of future performance. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

LEBENTHAL TAXABLE MUNICIPAL BOND FUND
PERFORMANCE COMPARISON CHART

The following chart compares the performance of Lebenthal Taxable Municipal Bond Fund (with and without the 4.5% sales load), for the one year, five year, ten year and since inception periods, against the Lehman Brothers Long U.S. Credit Index (Lehman Index) (formerly known as the Lehman Brothers Long Corporate Bond Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges.

[CHART]

                      Lebenthal Taxable Municipal Bond Fund
                          Performance Comparison Chart

                   LEHMAN        WITH LOAD       WITHOUT LOAD
(Thousands)

   12/1/93       $  10,000       $   9,550        $  10,000
  12/31/93       $  10,054       $   9,711        $  10,172
   1/31/94       $  10,300       $   9,744        $  10,206
   2/28/94       $   9,989       $   9,745        $  10,208
   3/31/94       $   9,586       $   9,493        $   9,944
   4/30/94       $   9,472       $   9,385        $   9,831
   5/31/94       $   9,376       $   9,305        $   9,746
   6/30/94       $   9,319       $   9,242        $   9,681
   7/31/94       $   9,640       $   9,318        $   9,760
   8/31/94       $   9,606       $   9,241        $   9,679
   9/30/94       $   9,340       $   9,225        $   9,663
  10/31/94       $   9,307       $   9,198        $   9,635
  11/30/94       $   9,343       $   8,990        $   9,416
  12/31/94       $   9,475       $   9,210        $   9,647
   1/31/95       $   9,708       $   9,294        $   9,736
   2/28/95       $  10,023       $   9,582        $  10,037
   3/31/95       $  10,131       $   9,659        $  10,118
   4/30/95       $  10,327       $   9,810        $  10,275
   5/31/95       $  10,970       $  10,116        $  10,596
   6/30/95       $  11,086       $  10,251        $  10,738
   7/31/95       $  10,978       $  10,285        $  10,773
   8/31/95       $  11,224       $  10,409        $  10,903
   9/30/95       $  11,406       $  10,663        $  11,169
  10/31/95       $  11,579       $  10,897        $  11,415
  11/30/95       $  11,848       $  11,112        $  11,639
  12/31/95       $  12,120       $  11,284        $  11,820
   1/31/96       $  12,140       $  11,392        $  11,933
   2/29/96       $  11,692       $  11,088        $  11,615
   3/31/96       $  11,566       $  11,012        $  11,535
   4/30/96       $  11,419       $  10,853        $  11,369
   5/31/96       $  11,396       $  10,834        $  11,348
   6/30/96       $  11,613       $  10,919        $  11,438
   7/31/96       $  11,623       $  10,946        $  11,466
   8/31/96       $  11,532       $  10,944        $  11,464
   9/30/96       $  11,856       $  11,166        $  11,696
  10/31/96       $  12,294       $  11,392        $  11,933
  11/30/96       $  12,652       $  11,685        $  12,240
  12/31/96       $  12,389       $  11,562        $  12,111
   1/31/97       $  12,349       $  11,551        $  12,099
   2/28/97       $  12,430       $  11,602        $  12,153
   3/31/97       $  12,137       $  11,433        $  11,976
   4/30/97       $  12,359       $  11,610        $  12,162
   5/31/97       $  12,526       $  11,727        $  12,284
   6/30/97       $  12,772       $  11,991        $  12,560
   7/31/97       $  13,461       $  12,526        $  13,121
   8/31/97       $  13,129       $  12,299        $  12,883
   9/30/97       $  13,437       $  12,560        $  13,156
  10/31/97       $  13,686       $  12,864        $  13,475
  11/30/97       $  13,841       $  12,963        $  13,578
  12/31/97       $  14,057       $  13,159        $  13,784
   1/31/98       $  14,192       $  13,495        $  14,136
   2/28/98       $  14,179       $  13,439        $  14,077
   3/31/98       $  14,236       $  13,478        $  14,118
   4/30/98       $  14,340       $  13,533        $  14,175
   5/31/98       $  14,587       $  13,718        $  14,369
   6/30/98       $  14,740       $  13,974        $  14,638
   7/31/98       $  14,642       $  13,975        $  14,639
   8/31/98       $  14,655       $  14,366        $  15,048
   9/30/98       $  15,187       $  14,913        $  15,564
  10/31/98       $  14,776       $  14,691        $  15,383
  11/30/98       $  15,318       $  14,736        $  15,430
  12/31/98       $  15,327       $  14,730        $  15,424
   1/31/99       $  15,528       $  14,845        $  15,544
   2/28/99       $  14,981       $  14,450        $  15,131
   3/31/99       $  15,026       $  14,522        $  15,206
   4/30/99       $  15,044       $  14,599        $  15,287
   5/31/99       $  14,779       $  14,381        $  15,059
   6/30/99       $  14,583       $  14,401        $  15,080
   7/31/99       $  14,440       $  14,436        $  15,116
   8/31/99       $  14,357       $  14,374        $  15,051
   9/30/99       $  14,509       $  14,559        $  15,245
  10/31/99       $  14,599       $  14,536        $  15,221
  11/30/99       $  14,574       $  14,490        $  15,172
  12/31/99       $  14,441       $  14,381        $  15,059
 1/31/2000       $  14,413       $  14,532        $  15,217
 2/29/2000       $  14,583       $  14,891        $  15,592
 3/31/2000       $  14,709       $  15,355        $  16,079
 4/30/2000       $  14,478       $  15,202        $  15,918
 5/31/2000       $  14,313       $  15,071        $  15,781
 6/30/2000       $  14,821       $  15,660        $  16,398
 7/31/2000       $  15,106       $  16,024        $  16,779
 8/31/2000       $  15,310       $  16,371        $  17,143
 9/30/2000       $  15,222       $  16,349        $  17,119
10/31/2000       $  15,240       $  16,630        $  17,413
11/30/2000       $  15,479       $  17,082        $  17,887
12/31/2000       $  15,771       $  17,666        $  18,498
 1/31/2001       $  16,457       $  18,052        $  18,903
 2/28/2001       $  16,552       $  18,329        $  19,193
 3/31/2001       $  16,562       $  18,489        $  19,360
 4/30/2001       $  16,424       $  18,310        $  19,173
 5/31/2001       $  16,649       $  18,507        $  19,379
 6/30/2001       $  16,764       $  18,780        $  19,665
 7/31/2001       $  17,339       $  19,313        $  20,223
 8/31/2001       $  17,673       $  19,703        $  20,632
 9/30/2001       $  17,242       $  19,975        $  20,916
10/31/2001       $  18,049       $  20,026        $  20,970
11/30/2001       $  17,838       $  19,644        $  20,570
12/31/2001       $  17,689       $  19,503        $  20,422
 1/31/2002       $  17,960       $  19,831        $  20,765
 2/28/2002       $  18,096       $  20,122        $  21,070
 3/31/2002       $  17,585       $  19,670        $  20,597
 4/30/2002       $  17,830       $  20,336        $  21,294
 5/31/2002       $  18,045       $  20,594        $  21,565
 6/30/2002       $  17,940       $  21,050        $  22,042
 7/31/2002       $  17,707       $  21,702        $  22,725
 8/31/2002       $  18,565       $  22,331        $  23,383
 9/30/2002       $  18,929       $  23,050        $  24,136
10/31/2002       $  18,485       $  22,767        $  23,840
11/30/2002       $  19,022       $  22,647        $  23,714
12/31/2002       $  19,798       $  23,273        $  24,369
 1/31/2003       $  19,894       $  23,305        $  24,403
 2/28/2003       $  20,449       $  23,791        $  24,912
 3/31/2003       $  20,372       $  23,833        $  24,956
 4/30/2003       $  21,080       $  24,058        $  25,192
 5/31/2003       $  22,165       $  24,890        $  26,062
 6/30/2003       $  21,897       $  24,903        $  26,076
 7/31/2003       $  20,116       $  23,782        $  24,903
 8/31/2003       $  20,603       $  24,013        $  25,144
 9/30/2003       $  21,681       $  24,899        $  26,073
10/31/2003       $  21,329       $  24,636        $  25,797
11/30/2003       $  21,535       $  24,846        $  26,017

                                                       AVERAGE ANNUAL
                                                     TOTAL RETURN SINCE
                                 ONE     FIVE    COMMENCEMENT OF OPERATIONS
                                 YEAR    YEARS        DECEMBER 1, 1993
Lebenthal Taxable
  Municipal Bond Fund:
  with sales load                1.05%   5.85%             7.01%
  without sales load             5.80%   6.83%             7.51%
Lehman Index                    13.21%   7.05%             7.97%

Past performance is not predictive of future performance. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2003

                                                                                                                 RATINGS (UNAUDITED)
                                                                                                                 -------------------
    FACE                                                                                              VALUE                 STANDARD
   AMOUNT                                                                                           (NOTE 1)     MOODY'S    & POOR'S
------------                                                                                      -------------  -------    --------
MUNICIPAL BONDS (88.48%)

$  3,000,000   Battery Park City Authority-New York Revenue, Refunding-Series A, 5.00%,
               due 11/01/24                                                                       $   3,087,420    Aaa        AAA
   1,000,000   Chautauqua, New York Tobacco Asset Securitization Corporation, 6.75%,
               due 07/01/40                                                                           1,019,470
   1,000,000   Childrens Trust Fund, Tobacco Settlement, 5.50%, due 05/15/39                            921,400    Baa2       BBB
     880,000   East Williston, New York Union Free School District-Series A, 5.00%,
               due 06/15/18                                                                             933,346    Aa2
   4,000,000   Erie County, New York Tobacco Asset Securitization Corporation-Series A,
               6.25%, due 07/15/40                                                                    3,971,160    Baa2       BBB
   3,250,000   Essex County, New York IDA Civic Facility (Moses Ludington Nursing Home),
               (FHA Insured), 6.375%, due 02/01/50                                                    3,635,840               AAA
   5,000,000   Long Island Power Authority-New York Electrical Systems Revenue-Series A
               (MBIA Insured), 5.00%, due 09/01/27                                                    5,089,700    Aaa        AAA
   1,800,000   Metropolitan Transportation Authority New York, 5.00%, due 11/15/28                    1,835,262    Aaa        AAA
   5,000,000   Metropolitan Transportation Authority New York-Series A, (FGIC Insured),
               5.00%, due 11/15/25                                                                    5,115,950    Aaa        AAA
     550,000   Metropolitan Transportation Authority New York-Series A, (FGIC Insured),
               5.00%, due 11/15/31                                                                      559,383    Aaa        AAA
   1,000,000   Metropolitan Transportation Authority-Series A, (FSA Insured), 5.00%,
               due 11/15/30                                                                           1,019,520    Aaa        AAA
   1,000,000   Monroe County, New York IDA (Southview Towers Project), (SONYMA Insured),
               Subject to AMT, 6.25%, due 02/01/31                                                    1,098,120    Aa1
   7,730,000   Monroe County, New York Tobacco Asset Securitization Corporation, 6.375%,
               due 06/01/35                                                                           7,787,125    Baa2       BBB
   6,000,000   Nassau County, New York Interim Finance Authority-Series A-2,
               (AMBAC Insured), 5.125%, due 11/15/21                                                  6,344,400    Aaa        AAA
   2,600,000   Nassau County, New York Interim Finance Authority-Series B,
               (AMBAC Insured), 5.00%, due 11/15/18                                                   2,785,406    Aaa        AAA
   2,000,000   New York City Housing Development Corporation (Multifamily
               Housing)-Series E, (SONYMA Insured), 6.25%, due 05/01/36                               2,144,540    Aa2        AA
   2,600,000   New York City Transitional Finance Authority, Future Tax Secured-Series B,
               5.00%,due 08/01/23                                                                     2,682,368    Aa2        AA+
     700,000   New York City Transitional Finance Authority, Future Tax Secured-Series C,
               5.00%, due 08/01/24                                                                      715,274    Aa2        AA+
     420,000   New York City Transitional Finance Authority Series-B, 5.50%, due 02/01/17               464,310    Aa2        AA+
     425,000   New York City Transitional Finance Authority-Series C, 5.375%, due 02/01/18              463,475    Aa2        AA+
   2,000,000   New York City Transitional Finance Authority-Series A, 5.375%, due 02/15/23            2,305,860    Aa2        AA+
     575,000   New York City Transitional Finance Authority-Series C, 5.375%, due 02/01/18              663,843    Aa2        AA+
   1,500,000   New York City Transitional Finance Authority-Series C, 5.50%, due 11/01/29             1,745,010    Aa2        AA+
   2,300,000   New York Counties Tobacco Trust I, 6.50%, due 06/01/35                                 2,334,017    Baa2       BBB
   1,500,000   New York Counties Tobacco Trust I, 6.625%, due 06/01/42                                1,533,285    Baa2       BBB

                       See Notes to Financial Statements.

                                                                                                                 RATINGS (UNAUDITED)
                                                                                                                 -------------------
    FACE                                                                                              VALUE                 STANDARD
   AMOUNT                                                                                           (NOTE 1)     MOODY'S    & POOR'S
------------                                                                                      -------------  -------    --------
MUNICIPAL BONDS (CONTINUED)

$  4,500,000   New York State Dormitory Authority, (Court Facilities)-Series A, 5.50%,
               due 05/15/20                                                                       $   4,836,420     A3         A
   4,000,000   New York State Dormitory Authority (City University), (FGIC Insured), 5.25%,
               due 07/01/18                                                                           4,358,560    Aaa        AAA
   2,795,000   New York State Dormitory Authority (City University), (FGIC Insured), 5.25%,
               due 07/01/30                                                                           3,193,651    Aaa        AAA
   1,680,000   New York State Dormitory Authority (Columbia University)-Series B, 5.00%,
               due 07/01/21                                                                           1,768,603    Aaa        AAA
   1,800,000   New York State Dormitory Authority (Columbia University)-Series B, 5.00%,
               due 07/01/23                                                                           1,872,576    Aaa        AAA
   1,855,000   New York State Dormitory Authority (Community Colleges), 5.00%,
               due 07/01/28                                                                           1,856,076     A3        AA-
   1,660,000   New York State Dormitory Authority (Fordham University), 5.00%,
               due 07/01/22                                                                           1,724,524    Aaa        AAA
   2,250,000   New York State Dormitory Authority (Highlands Living), (FHA Insured), 6.25%,
               due 07/01/25                                                                           2,391,570    Aaa
   6,265,000   New York State Dormitory Authority (Highlands Living), (FHA Insured), 6.60%,
               due 02/01/34                                                                           6,611,956                AA
   2,150,000   New York State Dormitory Authority (Jewish Geriatric-Long Island),
               (FHA Insured), 7.35%, due 08/01/29                                                     2,274,377               AAA
   1,815,000   New York State Dormitory Authority (Manhattan College), 5.50%, due 07/01/17            2,008,878                AA
   2,400,000   New York State Dormitory Authority (Manhattan College), 5.50%, due 07/01/18            2,643,096                AA
   2,500,000   New York State Dormitory Authority (New York State University), 5.125%,
               due 05/15/31                                                                           2,841,950    Aaa        AAA
   1,205,000   New York State Dormitory Authority (New York University)-Series 1,
               (AMBAC Insured), 5.50%, due 07/01/19                                                   1,384,328    Aaa        AAA
   1,000,000   New York State Dormitory Authority (New York University)-Series 1,
               (AMBAC Insured), 5.50%, due 07/01/22                                                   1,138,650    Aaa        AAA
   1,000,000   New York State Dormitory Authority (Nursing Home-Menorah Campus),
               (AMBAC/FHA Insured), 6.10%, due 02/01/37                                               1,120,690               AAA
   4,650,000   New York State Dormitory Authority (Rockefeller University), 5.00%,
               due 07/01/28                                                                           4,746,580    Aaa        AAA
   2,400,000   New York State Dormitory Authority (W.K. Nursing Home), (FHA Insured),
               6.125%, due 02/01/36                                                                   2,671,488               AAA
   5,525,000   New York State Energy Research & Development Authority-Pollution Control
               Revenue, (Niagra Mohawk Power Corporation) Project A, 5.15%, due 11/01/25              5,674,893    Aaa        AAA
   1,250,000   New York State Enviromental Facilities Corporation (Clean Water &
               Drinking)-Series B, 5.00%, due 06/15/27                                                1,277,888    Aaa        AAA
     985,000   New York State Environmental Facilities Corporation, Personal Income
               Tax-Series A, (FGIC Insured), 5.00%, due 01/01/23                                      1,019,150    Aaa        AAA

                       See Notes to Financial Statements.

                                                                                                                 RATINGS (UNAUDITED)
                                                                                                                 -------------------
    FACE                                                                                              VALUE                 STANDARD
   AMOUNT                                                                                           (NOTE 1)     MOODY'S    & POOR'S
------------                                                                                      -------------  -------    --------
MUNICIPAL BONDS (CONTINUED)

$  6,000,000   New York State Environmental Facilities Corporation (Clean Water &
               Drinking)-Series C, 5.00%, due 06/15/27                                            $   6,120,780    Aaa        AAA
     500,000   New York State Environmental Facilities Corporation (Clean Water &
               Drinking), 5.00%, due 06/15/23                                                           518,645    Aaa        AAA
   1,810,000   New York State Housing Finance Agency (Housing Project Mortgage)-Series A,
               (FSA Insured), 6.125%, due 11/01/20                                                    1,921,424    Aaa        AAA
      90,000   New York State Local Government Assistance Corporation, Prerefunded
               Series D, (MBIA Insured), 5.00%, due 04/01/23                                             91,202    Aaa        AAA
     155,000   New York State Local Government Assistance Corporation, Unrefunded
               Series D, (MBIA Insured), 5.00%, due 04/01/23                                            156,714    Aaa        AAA
   6,750,000   New York State Medical Care Facilities Finance Agency-Series B (FHA Insured),
               6.60%, due 08/15/34                                                                    7,137,450    Aa2         AA
     500,000   New York State Power Authority-Series A, 5.00%, due 11/15/19                             530,000    Aa2        AA-
   3,080,000   New York State Throughway Authority (General Revenue)-Series E, 5.00%,
               due 01/01/25                                                                           3,128,325    Aa3        AA-
     950,000   New York State Throughway Authority (Highway and Bridge), Second
               Generation-Series B, (FSA Insured), 5.00%, due 04/01/17                                1,022,628    Aaa        AAA
   1,535,000   New York State Throughway Authority (Highway and Bridge)-Series A,
               (FGIC Insured), 5.50%, due 04/01/17                                                    1,706,122    Aaa        AAA
   1,040,000   New York State Throughway Authority (Highway and Bridge)-Series B-1,
               (MBIA Insured), 5.50%, due 04/01/04                                                    1,055,579    Aaa        AAA
   2,190,000   New York State Throughway Authority (Highway and Bridge)-Series C
               (FGIC Insured), 5.00%, due 04/01/20                                                    2,299,522    Aaa        AAA
     225,000   New York State Urban Development Corporation, Personal Income Tax
               Series C-1 (FGIC Insured), 5.50%, due 03/15/19                                           250,792    Aaa        AAA
   3,800,000   New York State Urban Development Corporation (Correctional Facilities),
               (FSA Insured), 5.25%, due 01/01/30                                                     4,321,626    Aaa        AAA
   1,965,000   New York, New York-Series D, (FSA Insured), 5.125%, due 08/01/18                       2,098,816    Aaa        AAA
   1,000,000   Niagara County, Tobacco Asset Securitization Corporation, 6.25%, due 05/15/40            990,040    Baa2
   1,000,000   Port Authority New York & New Jersey, Consolidated-132ND Series, 5.00%,
               due 09/01/25                                                                           1,022,250     A1        AA-
   1,000,000   Rensselaer, Tobacco Asset Securitization Corporation-Series A, 5.75%,
               due 06/01/43                                                                             913,500    Baa2       BBB
   2,400,000   Triborough, New York State Bridge & Tunnel Authority, (MBIA Insured), 5.25%,
               due 11/15/23                                                                           2,547,888    Aaa        AAA
   1,450,000   Triborough, New York State Bridge & Tunnel Authority-Series A, 5.00%,
               due 01/01/27                                                                           1,472,113    Aa3        AA-
   4,750,000   Triborough, New York State Bridge & Tunnel Authority-Series A, 5.00%,
               due 01/01/32                                                                           4,816,072    Aa3        AA-
   2,200,000   Triborough, New York State Bridge & Tunnel Authority-Series B, 5.00%,
               due 11/15/27                                                                           2,236,520    Aa3        AA-

                       See Notes to Financial Statements.

                                                                                                                 RATINGS (UNAUDITED)
                                                                                                                 -------------------
    FACE                                                                                              VALUE                 STANDARD
   AMOUNT                                                                                           (NOTE 1)     MOODY'S    & POOR'S
------------                                                                                      -------------  -------    --------
MUNICIPAL BONDS (CONTINUED)

$    885,000   Westchester County, New York Health Care Corporation-Series B,
               (County Guaranteed), 5.25%, due 11/01/17                                           $     970,420    Aaa        AAA
                                                                                                  -------------
               TOTAL MUNICIPAL BONDS (COST $157,282,716)                                            164,999,816
                                                                                                  -------------

   SHARES
------------
CLOSED-END FUNDS (7.17%)

     536,324   Muniholdings New York Insured Fund                                                     7,588,985
     296,890   Muniyield New York Insured Fund                                                        3,933,792
      10,000   Nuveen Insured New York Premium                                                          159,300
     100,000   Van Kampen Trust Investment Grade New York Municipals                                  1,697,000
                                                                                                  -------------
               TOTAL CLOSED-END FUNDS (COST $12,080,902)                                             13,379,077
                                                                                                  -------------

    FACE
   AMOUNT
------------
COMMERCIAL PAPER (3.37%)

$  3,575,000   AIG Funding Inc., 0.93%, due 12/01/03                                              $   3,575,000
   2,700,000   American Express Credit Corporation, 0.88%, due 12/01/03                               2,700,000
                                                                                                  -------------
               TOTAL COMMERCIAL PAPER (COST $6,275,000)                                               6,275,000
                                                                                                  -------------
               TOTAL INVESTMENTS (99.02%) (COST $175,638,618)+                                      184,653,893
               CASH AND OTHER ASSETS, NET OF LIABILITIES (0.98%)                                      1,827,403
                                                                                                  -------------
               NET ASSETS (100.00%)                                                               $ 186,481,296
                                                                                                  =============

+ Aggregate cost for federal income tax purposes is $175,779,607.

  Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $9,205,635 and $331,349 respectively, resulting in net unrealized appreciation of $8,874,286.

  KEY:
  AMBAC   =  Ambac Indemnity Corporation
  AMT     =  Alternative Minimum Tax
  FGIC    =  Financial Guaranty Insurance Corporation
  FHA     =  Federal Housing Administration
  FSA     =  Financial Security Assurance, Inc.
  IDA     =  Industrial Development Agency
  MBIA    =  Municipal Bond Insurance Association
  SONYMA  =  State of New York Mortgage Agency

                       See Notes to Financial Statements.

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2003

                                                                                                                 RATINGS (UNAUDITED)
                                                                                                                 -------------------
    FACE                                                                                              VALUE                 STANDARD
   AMOUNT                                                                                           (NOTE 1)     MOODY'S    & POOR'S
------------                                                                                      -------------  -------    --------
MUNICIPAL BONDS (87.22%)

$    415,000   Branchburg, New Jersey Board of Education, (FGIC Insured), 5.00%,
               due 07/15/21                                                                       $     433,982    Aaa        AAA
     125,000   Cape May County, New Jersey Industrial Pollution Control Financing Authority,
               (MBIA Insured), Subject to AMT, 7.20%, due 11/01/29                                      134,143    Aaa        AAA
     200,000   Childrens Trust Fund Tobacco Settlement, 5.50%, due 05/15/39                             184,280    Baa2       BBB
     350,000   Delaware River Port Authority, Port District Project-Series A (FSA Insured),
               Refunding Port District Project Series A, 5.20%, due 01/01/27                            363,657    Aaa        AAA
      70,000   Essex County, New Jersey Import Authority Orange School District-Series A,
               (MBIA Insured), Refunding Orange School District Series A, 6.95%, due 07/01/14            77,592    Aaa        AAA
     500,000   Freehold Township, New Jersey Board of Education (MBIA Insured), 5.00%,
               due 02/15/22                                                                             519,590    Aaa        AAA
     250,000   Gloucester County, New Jersey Improvement Authority-Series A, (MBIA Insured),
               5.00%, due 07/15/23                                                                      259,273    Aaa        AAA
     100,000   Irvington, New Jersey Housing & Mortgage Finance Authority, (FHA Insured),
               6.50%, due 02/01/24                                                                      101,998               AAA
     200,000   Middlesex County, New Jersey Import Authority, 5.00%, due 08/01/22                       207,864    Aaa        AAA
     115,000   Morris County, New Jersey Improvement Authority, School Improvement,
               (County Guaranteed), 5.00%, due 08/15/16                                                 125,044    Aaa
     100,000   New Jersey Economic Development Authority, New Jersey American Water Co.
               Project A, (FGIC Insured), Subject to AMT, 6.875%, due 11/01/34                          107,016    Aaa        AAA
     500,000   New Jersey Economic Development Authority, School Facilities Construction
               Series A, 5.00%, due 06/15/21                                                            520,055    Aaa        AAA
      50,000   New Jersey Economic Development Authority, Economic Development Revenue,
               Heath VLG-96 Project, (LOC-First Union National Bank), 6.00%, due 05/01/16                52,753                A+
      25,000   New Jersey Economic Development Authority, Economic Development Revenue,
               Prerefunded-Heath VLJ-96 Project, (LOC-First Union National Bank), 6.00%,
               due 05/01/16                                                                              27,754                A+
     150,000   New Jersey Economic Development Authority, Economic Development Revenue,
               Refunding- Burlington Coat Factory, (LOC-First Union National Bank), 6.125%,
               due 09/01/10                                                                             155,586    Aa3
     100,000   New Jersey Economic Development Authority, Pollution Control Revenue,
               Public Service Electric & Gas Company Project, (MBIA Insured), Subject to AMT,
               6.40%, due 05/01/32                                                                      104,089    Aaa        AAA
     125,000   New Jersey Health Care Facilities Financing Authority, General Hospital Center at
               Passaic, (FSA Insured), 6.75%, due 07/01/19                                              157,679    Aaa        AAA
     150,000   New Jersey Health Care Facilities Financing Authority, Robert Wood Johnson
               University Hospital, 5.75%, due 07/01/25                                                 159,531     A2         A+
     150,000   New Jersey Health Care Facilities Financing Authority, Saint Joseph's Hospital &
               Medical Center, (Connie Lee Insured), 6.00%, due 07/01/26                                165,864               AAA
     300,000   New Jersey Health Care Facilities Financing Authority, Saint Peter's University
               Hospital-Series A, 6.875%, due 07/01/30                                                  322,101    Baa1       BBB
     500,000   New Jersey State, Variable Purpose, (FGIC Insured), 5.00%, due 08/01/22                  519,945    Aaa        AAA

                       See Notes to Financial Statements.

                                                                                                                 RATINGS (UNAUDITED)
                                                                                                                 -------------------
    FACE                                                                                              VALUE                 STANDARD
   AMOUNT                                                                                           (NOTE 1)     MOODY'S    & POOR'S
------------                                                                                      -------------  -------    --------
MUNICIPAL BONDS (CONTINUED)

$     75,000   New Jersey State Educational Facilities Authority, Fairleigh Dickinson
               University-Series D, (ACA Insured), 5.25%, due 07/01/32                            $      76,469                A
     250,000   New Jersey State Educational Facilities Authority, Kean University-Series D,
               (FGIC Insured), 5.25%, due 07/01/23                                                      265,867    Aaa        AAA
     500,000   New Jersey State Educational Facilities Authority, Montclair State
               University-Series F, 5.00%, due 07/01/31                                                 509,785    Aaa        AAA
     300,000   New Jersey State Educational Facilities Authority, New Jersey Institute of
               Technology Issue-Series G, 5.00%, due 07/01/26                                           306,639    Aaa        AAA
     100,000   New Jersey State Educational Facilities Authority, Rowan University-Series C,
               (FGIC Insured), 5.00%, due 07/01/31                                                      102,167    Aaa        AAA
      40,000   New Jersey State Higher Education Assistance Authority, Student Loan-Series A,
               (AMBAC Insured), Subject to AMT, 5.30%, due 06/01/17                                      42,102    Aaa        AAA
     100,000   New Jersey State Housing & Mortgage Finance Agency, MHRB-Series A,
               (AMBAC/FHA Insured), 6.25%, due 05/01/28                                                 104,614    Aaa        AAA
      40,000   New Jersey State Housing & Mortgage Finance Agency, Home Buyers-Series O,
               Subject to AMT, 6.35%, due 10/01/27                                                       41,435    Aaa        AAA
     125,000   New Jersey State Housing & Mortgage Finance Agency, MHRB
               Refunding-Presidential Plaza, (FHA Insured), 7.00%, due 05/01/30                         126,812               AAA
     300,000   New Jersey State Housing & Mortgage Finance Agency, MHRB-Series B,
               (FSA Insured), 6.15%, due 11/01/20                                                       325,182    Aaa        AAA
     275,000   New Jersey State Housing & Mortgage Finance Agency, Refunding Series A,
               6.05%, due 11/01/20                                                                      285,079    Aaa        AAA
     500,000   New Jersey State Transport Trust Fund Authority, Transport Systems-Series B,
               5.00%, due 12/15/21                                                                      521,165    Aaa        AAA
     325,000   New Jersey State Transport Trust Fund Authority, Transport Systems-Series C,
               5.50%, due 06/15/24                                                                      350,776    Aa3        AA-
     675,000   New Jersey State Turnpike Authority, Highway Improvement, Refunding-Series A,
               (FGIC Insured), 5.00%, due 01/01/19                                                      716,701    Aaa        AAA
     300,000   New Jersey State-Series H, Refunding Series H, 5.25%, due 07/01/19                       335,394    Aa2        AA
     140,000   Newark, New Jersey Housing Finance Corporation Mortgage, Refunding-HUD
               Section 8-Manor Apartments-Series A, (FHA Insured), 7.50%, due 02/15/24                  144,361               AAA
     400,000   Old Bridge, New Jersey Board of Education, (MBIA Insured), 5.00%, due 07/15/30           410,176    Aaa        AAA
     800,000   Port Authority of New York & New Jersey, One Hundred Ninth Series,
               (MBIA Insured), 5.375%, due 01/15/32                                                     850,016    Aaa        AAA
      70,000   Puerto Rico Housing Bank & Finance Agency, Single Family Mortgage,
               Affordable Housing Mortgage-Portfolio I, (GNMA/FNMA/FHLMC Insured),
               Subject to AMT, 6.25%, due 04/01/29                                                       72,674    Aaa        AAA
     300,000   Rutgers State University, New Jersey-Series B, 4.75%, due 05/01/27                       301,167    Aaa        AAA
     600,000   Tobacco Settlement Financing Corporation, New Jersey, 6.125%, due 06/01/42               528,156    Baa2       BBB
     500,000   Tobacco Settlement Financing Corporation, New Jersey, 7.00%, due 06/01/41                497,365    Baa2       BBB
     500,000   Union County, New Jersey Improvement Authority, Madison Redevelopment
               Project, (FSA insured), 5.00%, due 03/01/25                                              513,765    Aa1

                       See Notes to Financial Statements.

                                                                                                                 RATINGS (UNAUDITED)
                                                                                                                 -------------------
    FACE                                                                                              VALUE                 STANDARD
   AMOUNT                                                                                           (NOTE 1)     MOODY'S    & POOR'S
------------                                                                                      -------------  -------    --------
MUNICIPAL BONDS (CONTINUED)

$    250,000   University Medicine & Dentistry, New Jersey, (AMBAC Insured), 5.00%,
               due 04/15/22                                                                       $     260,632    Aaa        AAA
     250,000   University Medicine & Dentistry, New Jersey, Series A, 5.125%, due 12/01/22              262,790    Aaa        AAA
     100,000   University Puerto Rico Revenue-Series O, (MBIA Insured), 5.375%, due 06/01/30            105,147    Aaa        AAA
     250,000   Willingboro New Jersey Utilities Authority-Series H, 5.25%, due 01/01/21                 268,462    Aaa
                                                                                                  -------------
               TOTAL MUNICIPAL BONDS (COST $12,513,004)                                              13,024,694
                                                                                                  -------------

   SHARES
------------
CLOSED-END FUNDS (6.58%)

      38,700   Muniholdings New Jersey Insured Fund                                                     560,763
      23,400   Muniyield New Jersey Fund Incorporated                                                   335,556
       5,800   Muniyield New Jersey Insured Fund                                                         85,608
                                                                                                  -------------
               TOTAL CLOSED-END FUNDS (COST $885,618)                                                   981,927
                                                                                                  -------------

    FACE
   AMOUNT
------------
COMMERCIAL PAPER (5.02%)
(COST $750,000)

$    750,000   AIG Funding Incorporated, 0.93%, due 12/01/03                                            750,000
                                                                                                  -------------
               TOTAL INVESTMENTS (98.82%) (COST $14,148,622)+                                        14,756,621
               CASH AND OTHER ASSETS, NET OF LIABILITIES (1.18%)                                        176,306
                                                                                                  -------------
               NET ASSETS (100.00%)                                                               $  14,932,927
                                                                                                  =============

+ Aggregate cost for federal income tax purposes is $14,148,514.

  Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $688,753 and $80,646 respectively, resulting in net unrealized appreciation of $608,107.

  KEY
  ACA     =  American Capital Access
  AMBAC   =  Ambac Indemnity Corporation
  AMT     =  Alternative Minimum Tax
  FGIC    =  Financial Guaranty Insurance Corporation
  FHA     =  Federal Housing Administration
  FHLMC   =  Federal Home Loan Mortgage Corporation
  FNMA    =  Federal National Mortgage Association
  FSA     =  Financial Security Assurance, Inc.
  GNMA    =  Government National Mortgage Association
  HUD     =  Department of Housing and Urban Development
  LOC     =  Letter of Credit
  MBIA    =  Municipal Bond Insurance Association
  MHRB    =  Multi-family Housing Revenue Bond

                       See Notes to Financial Statements.

LEBENTHAL TAXABLE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2003

                                                                                                                 RATINGS (UNAUDITED)
                                                                                                                 -------------------
    FACE                                                                                              VALUE                 STANDARD
   AMOUNT                                                                                           (NOTE 1)     MOODY'S    & POOR'S
------------                                                                                      -------------  -------    --------
MUNICIPAL BONDS (91.73%)

$    150,000   All Saints Health System, (MBIA Insured), 9.00%, due 08/15/24                      $     160,778    Aaa        AAA
     350,000   Allen County, Indiana War Memorial Coliseum Additions Building Corporation,
               (AMBAC Insured), 6.875%, due 11/01/25                                                    372,893    Aaa
     600,000   Atlanta & Fulton County, Georgia Recreational Authority-Downtown Area Project,
               (FSA Insured), 7.00%, due 12/01/28                                                       662,628    Aaa        AAA
     300,000   Bridgeport, Connecticut Taxable Pension Bonds, General Obligation,
               (FGIC Insured), 7.64%, due 01/15/30                                                      368,340    Aaa        AAA
     600,000   Broward County, Florida Airport Systems Revenue, Taxable Series J2, 6.90%,
               due 10/01/21                                                                             679,542    Aaa        AAA
     100,000   Buffalo, New York-Series F, (AMBAC Insured), 9.05%, due 02/01/15                         101,252    Aaa        AAA
     125,000   California State University Revenue, Sacramento Auxiliary-Series B,
               (MBIA Insured), 6.45%, due 10/01/17                                                      134,029    Aaa        AAA
     100,000   Connecticut State Development Authority-Sub Series B1 Revenue, 8.50%,
               due 08/15/14                                                                             105,275                A+
     150,000   Connecticut State Health & Educational Facilities Authority, Maefair Health Care,
               9.20%, due 11/01/24                                                                      204,292     A1         AA
     150,000   Connecticut State Health & Educational Facilities Authority, Shady Knoll Center,
               8.90%, due 11/01/24                                                                      200,228     A1         AA
     250,000   Cuyahoga County, Ohio Economic Development, Gateway Arena Project-Series A,
               8.625%, due 06/01/22                                                                     318,220    Aa3
     600,000   Dane County, Wisconsin, Taxable Series C, General Obligation, 5.30%,
               due 12/01/16                                                                             599,436    Aaa
     225,000   Detroit, Michigan Downtown Development Authority Tax Increment Revenue,
               Taxable-Development Area No.1 Project-B, (MBIA Insured), 6.68%, due 07/01/28             250,279    Aaa        AAA
     100,000   Florida Housing Finance Agency, Mariner Club-K-2, (AMBAC Insured), 8.25%,
               due 09/01/15                                                                             113,286    Aaa        AAA
     250,000   Fresno County, California Pension Obligation, (FGIC Insured), 6.67%,
               due 08/15/18                                                                             279,567    Aaa        AAA
     500,000   Glendale, Arizona Municipal Property Corporate Excise Tax-Series B,
               (AMBAC Insured), 5.58%, due 07/01/32                                                     488,455    Aaa        AAA
     425,000   Harrisburg, Pennsylvania, Resource Recovery Facilities Authority-Series B,
               8.05%, due 09/01/25                                                                      523,468    Aaa        AAA
     150,000   Idaho Housing Agency, (HUD Section 8 Insured), 8.50%, due 07/01/09                       156,615     A2
     150,000   Illinois Housing Development Authority, Affordable Housing Project,
               (AMBAC Insured), 8.64%, due 12/01/21                                                     159,206    Aaa        AAA
     750,000   Illinois State, General Obligation, 4.95%, due 06/01/23                                  696,142    Aa3         AA
     250,000   Industry, California, General Obligation, (MBIA Insured), 6.70%, due 07/01/21            272,127    Aaa        AAA
     750,000   Jersey City, New Jersey Municipal Utilities Authority-Series B, (MBIA Insured),
               5.47%, due 05/15/27                                                                      725,692    Aaa        AAA
     265,000   Kern County, California Pension Obligation, (MBIA Insured), 7.26%,
               due 08/15/14                                                                             306,128    Aaa        AAA

                       See Notes to Financial Statements.

                                                                                                                 RATINGS (UNAUDITED)
                                                                                                                 -------------------
    FACE                                                                                              VALUE                 STANDARD
   AMOUNT                                                                                           (NOTE 1)     MOODY'S    & POOR'S
------------                                                                                      -------------  -------    --------
MUNICIPAL BONDS (CONTINUED)

$    205,000   Kutztown, Pennsylvania Area School District-Series A, (FGIC Insured), 6.65%,
               due 11/15/31                                                                       $     210,592    Aaa        AAA
     300,000   Lafayette, Louisiana Taxable Refunding, (AMBAC Insured), 5.70%, due 05/01/22             296,715    Aaa        AAA
     715,000   Long Island, New York College Hospital Revenue-Series B, (FHA Insured), 8.90%,
               due 08/15/30                                                                             835,978    Aa2        AAA
     400,000   Los Angeles, California Certificate Participation, Real Property-AK, 7.25%,
               due 04/01/29                                                                             406,528     A2
     200,000   Los Angeles, California Community Redevelopment Agency, Monterey-Series D,
               (FSA Insured), 6.60%, due 09/01/20                                                       213,904    Aaa        AAA
     100,000   Maryland State Transportation Authority Limited, Baltimore-Washington
               International, (MBIA Insured), 6.48%, due 07/01/22                                       106,021    Aaa
     200,000   Michigan State Housing Development Authority-Series A, (AMBAC Insured),
               8.30%, due 11/01/15                                                                      239,658    Aaa        AAA
     400,000   Middlesex County, New Jersey General Improvement-Series B, 6.20%,
               due 06/15/16                                                                             419,460    Aa1        AAA
      15,000   Minnesota State Housing Finance Agency, Single Family Mortgage-Series G,
               8.05%, due 01/01/12                                                                       15,739    Aa1        AA+
     250,000   New Jersey Economic Development Authority, State Pension Funding,
               Revenue-Series B, 0.00%*, due 02/15/21                                                    87,758    Aaa        AAA
     800,000   New Jersey Economic Development Authority-Series B, (AMBAC Insured),
               5.80%, due 04/01/25                                                                      793,160    Aaa        AAA
     750,000   New Jersey State Turnpike Authority Turnpike Revenue-Series B,
               (AMBAC Insured), 4.252%, due 01/01/16                                                    702,547    Aaa        AAA
     580,000   New York State Dormitory Authority Revenues, Highland Hospital-Series B,
               (MBIA/FHA Insured), 7.45%, due 08/01/35                                                  637,124    Aaa        AAA
     400,000   New York State Environmental Facilities Corporation, (Clean Water & Drinking)
               Series-H, 5.54%, due 07/15/18                                                            400,860    Aaa        AAA
     300,000   New York State Housing Finance Agency, Multi-family Housing-Series B,
               (FHA Insured), 8.25%, due 05/15/35                                                       325,815    Aa1        AAA
      80,000   New York State Housing Finance Agency, Service Contract Obligation-Series B,
               8.60%, due 03/15/04                                                                       81,706     A3         AA-
     500,000   Ohio State, Developmental Assistance, (MBIA Insured), 5.32%, due 10/01/18                483,045    Aaa        AAA
     500,000   Oregon State, General Obligation, 5.762%, due 06/01/23                                   507,710    Aa3         AA-
     100,000   Pittsburgh, Pennsylvania Urban Redevelopment Authority, (FSA Insured), 9.07%,
               due 09/01/14                                                                             111,731    Aaa        AAA
     600,000   Richland Lexington, South Carolina Airport District, Columbia Metropolitan
               Airport-Series B, (FSA Insured), 6.59%, due 01/01/17                                     662,376    Aaa        AAA
     300,000   Rosemont, Illinois Tax Increment Project 5, (FGIC) Insured), 6.95%, due 12/01/20         326,250    Aaa        AAA
     225,000   Sacramento County, California-Series A, (MBIA Insured), 7.68%, due 08/15/21              275,769    Aaa        AAA
     130,000   San Diego State University Foundation-Series B, (MBIA Insured), 6.70%,
               due 03/01/22                                                                             137,638    Aaa        AAA

                       See Notes to Financial Statements.

                                                                                                                 RATINGS (UNAUDITED)
                                                                                                                 -------------------
    FACE                                                                                              VALUE                 STANDARD
   AMOUNT                                                                                           (NOTE 1)     MOODY'S    & POOR'S
------------                                                                                      -------------  -------    --------
MUNICIPAL BONDS (CONTINUED)

$    200,000   Tampa, Florida Sports Authority, Hillsboro Arena Project, (MBIA Insured),
               8.07%, due 10/01/26                                                                $     216,346    Aaa        AAA
     375,000   Texas State, Department of Housing and Community Affairs-Series C-1,
               (MBIA Insured), 7.76%, due 09/01/17                                                      400,054    Aaa        AAA
     361,940   Tobacco Settlement Funding Corporation, Louisiana Revenue-Series 2001A,
               6.36%, due 05/15/25                                                                      373,960    Baa2       BBB
     500,000   University of New Mexico, Certificates of Participation, 8.00%, due 06/30/25             557,025    Aaa        AAA
     250,000   Virginia State Housing Development Authority, 6.02%, due 01/01/28                        243,783    Aa1        AA+
     500,000   West Haven, Connecticut, (MBIA Insured), 5.84%, due 03/15/22                             506,055    Aaa        AAA
                                                                                                  -------------
               TOTAL MUNICIPAL BONDS (COST $17,357,099)                                              18,453,185
                                                                                                  -------------

   SHARES
------------
CLOSED-END FUNDS (5.02%)

      56,400   Blackrock Income Trust Incorporated                                                      420,744
      58,000   Hyperion Total Return Fund Incorporated                                                  589,280
                                                                                                  -------------
               TOTAL CLOSED-END FUNDS (COST $844,612)                                                 1,010,024
                                                                                                  -------------

    FACE
   AMOUNT
------------
COMMERCIAL PAPER (1.81%)
(COST $365,000)

$    365,000   AIG Funding Inc., 0.93%, due 12/01/03                                                    365,000
                                                                                                  -------------
               TOTAL INVESTMENTS (98.56%) (COST $18,566,711)+                                        19,828,209
               CASH AND OTHER ASSETS, NET OF LIABILITIES (1.44%)                                        289,873
                                                                                                  -------------
               NET ASSETS (100.00%)                                                               $  20,118,082
                                                                                                  =============

+ Aggregate cost for federal income tax purposes is $18,571,174.

  Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $1,434,616 and $177,581 respectively, resulting in net unrealized appreciation of $1,257,035.

* Zero Coupon Bond

  KEY
  AMBAC   =  Ambac Indemnity Corporation
  FGIC    =  Financial Guaranty Insurance Corporation
  FHA     =  Federal Housing Administration
  FSA     =  Financial Security Assurance, Inc.
  HUD     =  Department of Housing and Urban Development
  MBIA    =  Municipal Bond Insurance Association

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2003

                                                                  LEBENTHAL NEW YORK    LEBENTHAL NEW JERSEY    LEBENTHAL TAXABLE
                                                                      MUNICIPAL              MUNICIPAL              MUNICIPAL
                                                                      BOND FUND              BOND FUND              BOND FUND
                                                                  ------------------    --------------------    -----------------
ASSETS
Investment in securities, at value (cost $175,638,618,
   $14,148,622 and $18,566,711)                                     $  184,653,893         $   14,756,621        $   19,828,209
Cash                                                                            --                  9,011                67,900
Receivables:
     Capital shares sold                                                   123,023                     --                    --
     Interest and dividends                                              2,484,017                244,054               330,245
Prepaid Expenses                                                            13,222                  1,029                 1,422
                                                                    --------------         --------------        --------------
       Total assets                                                    187,274,155             15,010,715            20,227,776
                                                                    --------------         --------------        --------------
LIABILITIES
Payables:
     Capital shares redeemed                                               124,518                 18,820                23,065
     Dividends declared                                                    416,145                 35,575                60,793
     Due to custodian                                                        5,001                     --                    --
     Distribution fee payable (Note 3)                                      88,467                  4,335                 5,234
     Management fee payable (Note 2)                                        33,588                  3,076                 4,129
     Administration fee payable                                             12,729                  1,658                 1,250
     Directors' fee payable                                                    987                     74                    --
Accrued expenses and other liabilities                                     111,424                 14,250                15,223
                                                                    --------------         --------------        --------------
       Total liabilities                                                   792,859                 77,788               109,694
                                                                    --------------         --------------        --------------
NET ASSETS                                                          $  186,481,296         $   14,932,927        $   20,118,082
                                                                    ==============         ==============        ==============
NET ASSETS CONSIST OF:
Par value                                                           $       22,173         $        2,073        $        2,565
Paid in capital                                                        176,838,606             14,393,612            18,929,998
Undistributed(Accumulated) net investment income/(loss)                   (416,145)                    17               (47,458)
Accumulated net realized gain/(loss) on investments                      1,021,387                (70,774)              (28,521)
Unrealized appreciation on investments -- net                            9,015,275                607,999             1,261,498
                                                                    --------------         --------------        --------------
       Total net assets                                             $  186,481,296         $   14,932,927        $   20,118,082
                                                                    ==============         ==============        ==============
CLASS A
Net Assets                                                          $  177,153,646         $   14,932,927        $   20,118,082
Shares outstanding (Note 4)                                             21,065,805              2,073,020             2,565,332
Net asset value and redemption price per share                      $         8.41         $         7.20        $         7.84
Maximum offering price per share*                                   $         8.81         $         7.54        $         8.21
CLASS B
Net Assets                                                          $    9,327,650         $           --        $           --
Shares outstanding (Note 4)                                              1,107,263                     --                    --
Net asset value, and redemption price per share**                   $         8.42         $           --        $           --

* The sales charge for Class A shares is 4.5% of the offering price on a single sale of less than $50,000, reduced on sales of $50,000 or more and certain other sales.

** Class B shares are sold without an initial sales charge, but are subject to a 5% contingent deferred sales charge if shares are redeemed within 11 months, reduced on shares held over 12 months.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
YEAR ENDED NOVEMBER 30, 2003

                                                               LEBENTHAL NEW YORK    LEBENTHAL NEW JERSEY    LEBENTHAL TAXABLE
                                                                    MUNICIPAL              MUNICIPAL             MUNICIPAL
                                                                    BOND FUND              BOND FUND             BOND FUND
                                                              --------------------   --------------------   --------------------
INVESTMENT INCOME
Income:
  Interest                                                    $          8,453,705   $            657,869   $          1,065,774
  Dividends                                                                853,373                 62,955                109,305
                                                              --------------------   --------------------   --------------------
       Total income                                                      9,307,078                720,824              1,175,079
                                                              --------------------   --------------------   --------------------
EXPENSES:
  Management fee (Note 2)                                                  398,818                 35,177                 48,220
  Distribution fee:
    Class A (Note 3)                                                       429,681                 35,177                 48,220
    Class B (Note 3)                                                        87,864                     --                     --
  Shareholder servicing fees:
    Class A                                                                 90,632                 32,612                 37,565
    Class B                                                                 31,576                     --                     --
  Administration fee                                                       146,738                 12,020                 15,921
  Printing fee                                                              34,197                  2,608                  3,195
  Custodian fee                                                             22,995                  4,301                  6,682
  Legal and compliance fees                                                218,923                 20,137                 23,216
  Auditing and accounting fees                                              81,379                 36,301                 36,668
  Directors' fees                                                           11,408                    971                  1,034
  Registration fees:
    Class A                                                                 11,858                  3,177                 13,254
    Class B                                                                  5,017                     --                     --
  Other                                                                     60,227                  4,081                  6,371
                                                              --------------------   --------------------   --------------------
       Total expenses                                                    1,631,313                186,562                240,346
  Less: Reimbursement of expenses by Manager
    (Note 2)                                                                    --                (21,829)                    --
    Fees waived by Distributor (Note 3)                                    (35,619)               (30,842)               (47,048)
    Fees paid indirectly (Note 1)                                           (1,038)                  (217)                  (416)
                                                              --------------------   --------------------   --------------------
  Net expenses                                                           1,594,656                133,674                192,882
                                                              --------------------   --------------------   --------------------
Net investment income                                                    7,712,422                587,150                982,197
                                                              --------------------   --------------------   --------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments                                  1,152,602                279,141                (24,058)
Net realized gain from underlying funds' distributions                      36,120                     31                     --
Change in unrealized appreciation / depreciation of
  investments                                                              981,555                 (3,559)                35,610
                                                              --------------------   --------------------   --------------------
Net realized and unrealized gain on investments                          2,170,277                275,613                 11,552
                                                              --------------------   --------------------   --------------------
Increase in net assets from operations                        $          9,882,699   $            862,763   $            993,749
                                                              ====================   ====================   ====================

                   See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED NOVEMBER 30, 2003 AND 2002

                                              LEBENTHAL NEW YORK MUNICIPAL             LEBENTHAL NEW JERSEY MUNICIPAL
                                                        BOND FUND                                BOND FUND
                                         -------------------------------------    -------------------------------------
                                               YEAR                YEAR                 YEAR                YEAR
                                               ENDED               ENDED                ENDED               ENDED
                                         NOVEMBER 30, 2003   NOVEMBER 30, 2002    NOVEMBER 30, 2003   NOVEMBER 30, 2002
                                         -----------------   -----------------    -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                   $      7,712,422    $      7,381,049     $        587,150    $        538,576
  Net realized gain on investments               1,188,722           1,140,371              279,172              26,268
  Change in unrealized
    appreciation / depreciation of
    investments                                    981,555             (38,633)              (3,559)             88,593
                                          ----------------    ----------------     ----------------    ----------------
  Increase in net assets
    from operations                              9,882,699           8,482,787              862,763             653,437
Dividends from net investment income:
    Class A shares                              (7,390,991)*        (7,692,938)**          (586,485)*          (537,067)**
    Class B shares                                (314,903)*          (284,060)**                --                  --
Distributions from net realized
  capital gains
    Class A Shares                                (584,822)                 --                   --                  --
    Class B Shares                                 (27,890)                 --                   --                  --
Capital share transactions (Note 4)             12,017,267          18,796,322            1,578,917           1,605,033
                                          ----------------    ----------------     ----------------    ----------------
Total increase                                  13,581,360          19,302,111            1,855,195           1,721,403
Net assets:
  Beginning of period                          172,899,936         153,597,825           13,077,732          11,356,329
                                          ----------------    ----------------     ----------------    ----------------
  End of period (1)                       $    186,481,296    $    172,899,936     $     14,932,927    $     13,077,732
                                          ================    ================     ================    ================
(1) Includes Undistributed/
    (Accumulated) Net Investment
      Income/(Loss)                       $       (416,145)   $       (463,853)    $             17    $          1,698
                                          ================    ================     ================    ================

(Unaudited Information)

* 99.07% and 98.87% designated as exempt interest dividends for federal income tax purposes for New York Municipal Bond Fund and New Jersey Municipal Bond Fund, respectively.

** 99.44% and 98.99% designated as exempt interest dividends for federal income tax purposes for New York Municipal Bond Fund and New Jersey Municipal Bond Fund, respectively.

                       See Notes to Financial Statements.

                                                               LEBENTHAL TAXABLE MUNICIPAL
                                                                         BOND FUND
                                                          --------------------------------------
                                                                YEAR                 YEAR
                                                                ENDED                ENDED
                                                          NOVEMBER 30, 2003    NOVEMBER 30, 2002
                                                          -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                   $         982,197    $         832,514
  Net realized gain/loss on investments                             (24,058)             211,841
  Change in unrealized appreciation of investments                   35,610              408,206
                                                          -----------------    -----------------
  Increase in net assets from operations                            993,749            1,452,561
Dividends from net investment income                               (982,010)            (864,587)
Distribution from net realized capital gains                        (18,332)                  --
Capital share transactions (Note 4)                               4,386,648            1,549,522
                                                          -----------------    -----------------
  Total increase                                                  4,380,055            2,137,496
Net assets:
  Beginning of period                                            15,738,027           13,600,531
                                                          -----------------    -----------------
  End of period (1)                                       $      20,118,082    $      15,738,027
                                                          =================    =================
(1) Includes Accumulated Net Investment Loss              $         (47,458)   $         (48,626)
                                                          =================    =================

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                        LEBENTHAL NEW YORK
                                                                   MUNICIPAL BOND FUND--CLASS A
                                           ---------------------------------------------------------------------------
                                                                      YEAR ENDED NOVEMBER 30,
                                           ---------------------------------------------------------------------------
                                              2003            2002             2001            2000           1999
                                           -----------     -----------      -----------     -----------    -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period       $      8.33     $      8.31      $      7.92     $      7.64    $      8.53
                                           -----------     -----------      -----------     -----------    -----------
Income from investment operations:
Net investment income                             0.36            0.38 (a)         0.41            0.41           0.41
Net realized and unrealized gain (loss)
  on investments                                  0.11            0.05             0.39            0.28          (0.79)
                                           -----------     -----------      -----------     -----------    -----------
Total from investment operations                  0.47            0.43             0.80            0.69          (0.38)
                                           -----------     -----------      -----------     -----------    -----------
Less distributions:
Dividends from net investment income             (0.36)          (0.41)           (0.41)          (0.41)         (0.41)
Distributions from net realized gain
  on investments                                 (0.03)             --               --              --          (0.10)
                                           -----------     -----------      -----------     -----------    -----------
Total distributions                              (0.39)          (0.41)           (0.41)          (0.41)         (0.51)
                                           -----------     -----------      -----------     -----------    -----------
Net asset value, end of period             $      8.41     $      8.33      $      8.31     $      7.92    $      7.64
                                           ===========     ===========      ===========     ===========    ===========
TOTAL RETURN
  (without deduction of sales load)               5.76%           4.93%           10.20%           9.28%         (4.69)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)            $   177,154     $   165,093      $   147,456     $   130,595    $   134,857
Ratio to average net assets:
  Expenses                                        0.85%*          0.88%*           0.81%*          0.86%*         0.76%*
  Net investment income                           4.30%           4.58% (a)        4.93%           5.30%          5.00%
Portfolio turnover                               16.64%          13.05%           46.32%          65.05%         59.91%

*   Includes fees paid indirectly of less than 0.01% of average net assets.

(a) If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and accretion of discounts on debt securities using the effective interest method, net investment income per share and the ratio of net investment income to average net assets would have been the same as noted above.

                       See Notes to Financial Statements.

                                                                        LEBENTHAL NEW YORK
                                                                   MUNICIPAL BOND FUND--CLASS B
                                           ---------------------------------------------------------------------------
                                                                      YEAR ENDED NOVEMBER 30,
                                           ---------------------------------------------------------------------------
                                              2003            2002             2001            2000           1999
                                           -----------     -----------      ----------     -----------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period       $      8.34     $      8.31      $     7.92     $      7.64     $      8.54
                                           -----------     -----------      ----------     -----------     -----------
Income from investment operations:
Net investment income                             0.31            0.33 (a)        0.35            0.36            0.34
Net realized and unrealized gain(loss)
  on investments                                  0.10            0.05            0.39            0.28           (0.80)
                                           -----------     -----------      ----------     -----------     -----------
Total from investment income                      0.41            0.38            0.74            0.64           (0.46)
                                           -----------     -----------      ----------     -----------     -----------
Less distributions:
Dividends from net investment income             (0.30)          (0.35)          (0.35)          (0.36)          (0.34)
Distributions from net realized gain
  on investments                                 (0.03)             --              --              --           (0.10)
                                           -----------     -----------      ----------     -----------     -----------
Total distributions                              (0.33)          (0.35)          (0.35)          (0.36)          (0.44)
                                           -----------     -----------      ----------     -----------     -----------
Net asset value, end of period             $      8.42     $      8.34      $     8.31     $      7.92     $      7.64
                                           ===========     ===========      ==========     ===========     ===========
TOTAL RETURN
  (without deduction of sales load)               5.02%           4.34%           9.39%           8.53%          (5.57)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)            $     9,328     $     7,807      $    6,142     $     4,300     $     3,909
Ratios to average net assets:
  Expenses +                                      1.55%*          1.55%*          1.55%*          1.55%*          1.55%*
  Net investment income                           3.59%           3.90% (a)       4.16%           4.60%           4.21%
Portfolio turnover                               16.64%          13.05%          46.32%          65.05%          59.91%

*   Includes fees paid indirectly of less than 0.01% of average net assets.

+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average assets would have been 1.96%, 2.08%, 2.11%, 2.38% and 2.38%, for the years ended November 30, 2003, 2002, 2001, 2000 and
    1999, respectively.

(a) If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and accretion of discounts on debt securities using the effective interest method, net investment income per share and the ratio of net investment income to average net assets would have been the same as noted above.

                       See Notes to Financial Statements.

                                                                       LEBENTHAL NEW JERSEY
                                                                        MUNICIPAL BOND FUND
                                           ---------------------------------------------------------------------------
                                                                      YEAR ENDED NOVEMBER 30,
                                           ---------------------------------------------------------------------------
                                              2003            2002             2001            2000            1999
                                           -----------     -----------      ----------     -----------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period       $      7.05     $      6.99      $     6.73     $      6.51     $      7.20
                                           -----------     -----------      ----------     -----------     -----------
Income from investment operations:
Net investment income                             0.30            0.31 (a)        0.33            0.34            0.34
Net realized and unrealized gain (loss)
  on investments                                  0.15            0.06            0.26            0.22           (0.69)
                                           -----------     -----------      ----------     -----------     -----------
Total from investment operations                  0.45            0.37            0.59            0.56           (0.35)
                                           -----------     -----------      ----------     -----------     -----------
Less distributions:
Dividends from net investment income             (0.30)          (0.31)          (0.33)          (0.34)          (0.34)
                                           -----------     -----------      ----------     -----------     -----------
Total distributions                              (0.30)          (0.31)          (0.33)          (0.34)          (0.34)
                                           -----------     -----------      ----------     -----------     -----------
Net asset value, end of period             $      7.20     $      7.05      $     6.99     $      6.73     $      6.51
                                           ===========     ===========      ==========     ===========     ===========
TOTAL RETURN
  (without deduction of sales load)               6.47%           5.39%           8.90%           8.92%          (5.07)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)            $    14,933     $    13,078      $   11,356     $     9,192     $     8,911
Ratio to average net assets:
  Expenses +                                      0.95%*          0.95%*          0.93%*          0.75%*          0.71%*
  Net investment income                           4.17%           4.41% (a)       4.66%           5.24%           4.84%
Portfolio turnover                               15.63%          21.46%          30.46%          90.39%          52.66%

*   Includes fees paid indirectly of less than 0.01% of average net assets.

+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.32%, 1.48%, 1.47%, 1.60%, and 1.45% for the years ended November 30, 2003, 2002, 2001,
    2000 and 1999, respectively.

(a) If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and accretion of discounts on debt securities using the effective interest method, net investment income per share would have been the same as noted above and the ratio of net investment income to average net assets would have been 4.40%.

                       See Notes to Financial Statements.

                                                                         LEBENTHAL TAXABLE
                                                                        MUNICIPAL BOND FUND
                                           ---------------------------------------------------------------------------
                                                                      YEAR ENDED NOVEMBER 30,
                                           ---------------------------------------------------------------------------
                                              2003            2002             2001            2000           1999
                                           -----------     -----------      ----------     -----------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period       $      7.80     $      7.49      $     7.11     $      6.81     $      7.73
                                           -----------     -----------      ----------     -----------     -----------
Income from investment operations:
Net investment income                             0.41            0.44 (a)        0.47            0.50            0.49
Net realized and unrealized
  gain (loss) on investments                      0.04            0.33            0.40            0.30           (0.92)
                                           -----------     -----------      ----------     -----------     -----------
Total from investment operations                  0.45            0.77            0.87            0.80           (0.43)
                                           -----------     -----------      ----------     -----------     -----------
Less distributions:
Dividends from net investment income             (0.41)          (0.46)          (0.49)          (0.50)          (0.49)
Distributions from net realized gains
  on investments                                 (0.00)**           --              --              --              --
                                           -----------     -----------      ----------     -----------     -----------
Total distributions                              (0.41)          (0.46)          (0.49)          (0.50)          (0.49)
                                           -----------     -----------      ----------     -----------     -----------
Net asset value, end of period             $      7.84     $      7.80      $     7.49     $      7.11     $      6.81
                                           ===========     ===========      ==========     ===========     ===========
TOTAL RETURN
  (without deduction of sales load)               5.80%          10.36%          12.22%          12.20%          (5.77)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)            $    20,118     $    15,738      $   13,601     $    12,504     $    13,487
Ratio to average net assets:
  Expenses +                                      1.00%*          1.00%*          1.00%*          0.90%*          0.82%*
  Net investment income                           5.09%           5.83% (a)       6.34%           7.25%           6.71%
Portfolio turnover                                7.83%          22.46%          54.63%          29.26%          21.12%

*   Includes fees paid indirectly of 0.01% or less of average net assets.

**  Amount represents less than $0.01 per share.

+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.24%, 1.34%, 1.35%, 1.37% and 1.15% for the years ended November 30, 2003, 2002, 2001,
    2000 and 1999, respectively.

(a) If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and accretion of discounts on debt securities using the effective interest method, net investment income per share and the ratio of net investment income to average net assets would have been the same as noted above.

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF ACCOUNTING POLICIES

Lebenthal Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company consisting of Lebenthal New York Municipal Bond Fund (the "New York Bond Fund"), Lebenthal New Jersey Municipal Bond Fund (the "New Jersey Bond Fund") and Lebenthal Taxable Municipal Bond Fund (the "Taxable Bond Fund") collectively, "The Funds". Effective December 3, 1997, the New York Bond Fund began to offer a second class of shares, Class B. Class B shares are sold without an initial sales charge but will have a higher expense ratio than Class A shares due to higher 12b-1 fees. The Company's financial statements are prepared in accordance with generally accepted accounting principles as follows:

   a) VALUATION OF SECURITIES -

   Municipal obligations are stated on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. If a pricing service is not used, municipal obligations will be valued at quoted prices provided by municipal bond dealers. Other securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). Short-term investments that will mature in sixty (60) days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by or under the direction of the Board of Directors.

   b) FEDERAL INCOME TAXES -

   It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt and taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

   c) DIVIDENDS AND DISTRIBUTIONS -

   Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Funds' fiscal year, as declared by the Funds' Board of Directors.

   d) GENERAL -

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. For the New York Bond Fund, investment income and realized and unrealized gains and losses are allocated to each class based upon the relative daily net assets of each class of share. Expenses that are directly attributable to a class are charged only to that class. Expenses not directly attributable to a specific class are allocated based upon the relative daily net assets of each class of shares.

   e) FEES PAID INDIRECTLY -

   Funds leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expense, and reflect the amount of such credits as a reduction in total expenses, of $1,038, $217, and $416, for the New York Bond Fund, New Jersey Bond Fund, and Taxable Bond Fund, respectively.

   f) ESTIMATES -

   The preparation of financial statements in conformity with generally accepted accounting principles requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Management Contract the Funds pay a management fee to Boston Advisors, Inc. (its Manager), an indirect wholly-owned subsidiary of the MONY Group, equal to 0.25% of each Fund's average daily net assets up to $50 million; 0.225% of such assets between $50 million and $100 million; and 0.20% of such assets in excess of $100 million. The Manager manages the portfolio of securities of each Fund and makes decisions with respect to the purchase and sale of investments. Although not required to do so, the Manager has voluntarily agreed to reimburse expenses for the New Jersey Bond Fund in the amount of $21,829.

Advest, Inc. retained commissions from the sales and redemptions of shares of the Company in the following amounts:

                                                                       COMMISSIONS RETAINED
                                                                          BY ADVEST, INC.
                                                                       --------------------
Lebenthal New York Municipal Bond Fund -- Class A                          $    398,820
Lebenthal New York Municipal Bond Fund -- Class B                                70,452
Lebenthal New Jersey Municipal Bond Fund                                         61,010
Lebenthal Taxable Municipal Bond Fund                                           182,543
                                                                           ------------
                                                                           $    712,825
                                                                           ============

The Directors of the Company who are unaffiliated with the Manager or the Distributor are paid $2,000 per annum plus $500 per meeting attended.

3. DISTRIBUTION PLAN

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Company and Advest, Inc. (the Distributor), a wholly-owned subsidiary of the MONY Group and parent company of the Manager, have entered into a Distribution Agreement. For its services under the Distribution Agreement, the Distributor receives a fee equal to 0.25% of the Fund's average daily net assets for the New York Bond Fund -- Class A shares, the New Jersey Bond Fund, and the Taxable Bond Fund, and, 1.00% for the New York Bond Fund -- Class B shares. For the year ended November 30, 2003, the Distributor voluntarily waived fees of $35,619, $30,842 and $47,048 from the New York Bond Fund -- Class B shares, the New Jersey Bond Fund, and the Taxable Bond Fund, respectively. There were no additional expenses borne by the Company pursuant to the Distribution Plan.

4. CAPITAL STOCK

Transactions in capital stock were as follows:

                                LEBENTHAL NEW YORK MUNICIPAL BOND FUND --      LEBENTHAL NEW YORK MUNICIPAL BOND FUND --
                                                CLASS A                                        CLASS A
                                               YEAR ENDED                                     YEAR ENDED
                                           NOVEMBER 30, 2003                              NOVEMBER 30, 2002
                                -----------------------------------------      -----------------------------------------
                                     SHARES                  AMOUNT                 SHARES                  AMOUNT
                                -----------------     -------------------      -----------------     -------------------
Sold                                  1,823,932         $    15,313,113             2,751,167          $    22,836,267
Issued as reinvestment
  of dividends                          755,768               6,338,368               738,273                6,120,132
Redeemed                             (1,323,932)            (11,070,993)           (1,425,374)             (11,803,508)
                                  -------------         ---------------          ------------          ---------------
Net increase                          1,255,768         $    10,580,488             2,064,066          $    17,152,891
                                  =============         ===============          ============          ===============
Shares authorized
  ($0.001 par value)              6,666,666,667
                                  =============

                                LEBENTHAL NEW YORK MUNICIPAL BOND FUND --      LEBENTHAL NEW YORK MUNICIPAL BOND FUND --
                                                CLASS B                                          CLASS B
                                               YEAR ENDED                                      YEAR ENDED
                                           NOVEMBER 30, 2003                                 NOVEMBER 30, 2002
                                -----------------------------------------      -----------------------------------------
                                     SHARES                  AMOUNT                 SHARES                  AMOUNT
                                -----------------     -------------------      -----------------     -------------------
Sold                                    208,341         $     1,748,617               207,632          $     1,730,528
Issued as reinvestment
  of dividends                           34,535                 290,031                28,112                  233,456
Redeemed                                (71,361)               (601,869)              (38,755)                (320,553)
                                  -------------         ---------------          ------------          ---------------
Net increase                            171,515         $     1,436,779               196,989          $     1,643,431
                                  =============         ===============          ============          ===============
Shares authorized
  ($0.001 par value)              6,666,666,667
                                  =============

                               LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND    LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
                                              YEAR ENDED                                  YEAR ENDED
                                           NOVEMBER 30, 2003                           NOVEMBER 30, 2002
                               ----------------------------------------    ----------------------------------------
                                     SHARES                AMOUNT                SHARES                AMOUNT
                               ------------------    ------------------    ------------------    ------------------
Sold                                    271,430        $    1,949,364               273,130        $    1,917,793
Issued as reinvestment
  of dividends                           64,016               456,815                61,585               432,753
Redeemed                               (116,201)             (827,262)             (106,290)             (745,513)
                                  -------------        --------------        --------------        --------------
Net increase                            219,245        $    1,578,917               228,425        $    1,605,033
                                  =============        ==============        ==============        ==============
Shares authorized
  ($0.001 par value)              6,666,666,667
                                  =============

                               LEBENTHAL TAXABLE MUNICIPAL BOND FUND       LEBENTHAL TAXABLE MUNICIPAL BOND FUND
                                            YEAR ENDED                                  YEAR ENDED
                                         NOVEMBER 30, 2003                           NOVEMBER 30, 2002
                               -------------------------------------       -------------------------------------
                                    SHARES               AMOUNT                 SHARES               AMOUNT
                               ----------------     ----------------       ----------------     ----------------
Sold                                   712,571       $    5,675,398                507,244       $    3,914,395
Issued as reinvestment
  of dividends                          83,881              664,395                 75,962              574,053
Redeemed                              (248,617)          (1,953,145)              (380,716)          (2,938,926)
                                 -------------       --------------         --------------       --------------
Net increase                           547,835       $    4,386,648                202,490       $    1,549,522
                                 =============       ==============         ==============       ==============
Shares authorized
  ($0.001 par value)             6,666,666,667
                                 =============

5. INVESTMENT TRANSACTIONS

Purchases of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term debt obligations and government securities having maturities of one year or less, were $34,412,377, $3,042,012, and $6,143,312, respectively. Sales of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term obligations, were $28,372,009, $2,064,847, and $1,394,562, respectively.

6. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Tax character of distributions paid to shareholders during the year ended November 30, 2003 and 2002 were as follows:

                                                      TAX-EXEMPT      ORDINARY      LONG-TERM
                                                        INCOME         INCOME      CAPITAL GAIN      TOTAL
                                                     ------------   ------------   ------------   ------------
YEAR ENDED NOVEMBER 30, 2003:
Lebenthal New York Municipal Bond Fund               $  7,569,813   $     71,965   $    676,828   $  8,318,606
Lebenthal New Jersey Municipal Bond Fund                  574,390         12,095             --        586,485
Lebenthal Taxable Municipal Bond Fund                          --        981,029         19,313      1,000,342

YEAR ENDED NOVEMBER 30, 2002:
Lebenthal New York Municipal Bond Fund               $  7,526,950   $    323,127   $    126,921   $  7,976,998
Lebenthal New Jersey Municipal Bond Fund                  514,475         22,592             --        537,067
Lebenthal Taxable Municipal Bond Fund                          --        855,327          9,260        864,587

At November 30, 2003, the components of distributable earning on a tax basis were as follows:

                                    UNDISTRIBUTED                   UNDISTRIBUTED      CAPITAL
                                      ORDINARY       TAX-EXEMPT       LONG-TERM          LOSS          UNREALIZED
                                       INCOME          INCOME            GAIN        CARRYFORWARD     APPRECIATION       TOTAL
                                    -------------   -------------   -------------   -------------    -------------   -------------
Lebenthal New York Municipal
Bond Fund                           $          --   $          --   $   1,162,376              --    $   8,874,286   $  10,036,662
Lebenthal New Jersey Municipal
Bond Fund                                      --          35,592              --         (70,882)         608,107         572,817
Lebenthal Taxable Municipal
Bond Fund                                  13,335              --              --         (24,058)       1,257,035       1,246,312

The differences between book and tax distributable earnings are primarily due to wash sales.

Permanent differences will be reclassified between accumulated undistributed net investment income or loss and accumulated undistributed net realized gain or loss. Temporary differences, which will reverse in subsequent periods, are not reclassified and will remain in undistributed net investment income or loss or accumulated realized gains or losses. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Tax basis capital losses which may be carried forward to offset future capital gains amounted to $70,882 expiring on November 30, 2008, on the New Jersey Bond Fund and $24,058 expiring on November 30, 2011, on the Taxable Bond Fund. Capital loss carryforwards utilized during the year ended November 30, 2003 were $279,194 for the New Jersey Bond Fund.

7. ACQUISITION BY AXA FINANCIAL, INC.

On September 17, 2003, The MONY Group Inc. ("MONY"), AXA Financial, Inc. ("AXA") and AIMA Acquisition Co. entered into an Agreement and Plan of Merger (the "Merger Agreement"), providing for the acquisition of MONY by AXA (the "Merger"). As a result of the Merger, MONY will cease to be a publicly traded company and will become a wholly-owned subsidiary of AXA. AXA is a diversified financial services organization offering a broad spectrum of financial advisory, insurance and investment management products and services. MONY is the indirect parent company of Boston Advisors, Inc. and Advest, Inc. Boston Advisors, Inc. is the investment manager (the "Manager") of Lebenthal Funds, Inc. (the "Fund") and Advest, Inc. is the distributor (the "Distributor") of the Fund. The Merger will not affect the daily operations, including the management, of the Fund or the services provided by the Manager and Distributor. Consummation of the Merger is subject to a number of contingencies, including regulatory approvals and approval by the stockholders of MONY.

8. CONCENTRATION OF CREDIT RISK

The New York Bond Fund invests primarily in obligations of political subdivisions of the state of New York and the New Jersey Bond Fund invests primarily in obligations of political subdivisions of the state of New Jersey and accordingly these funds are subject to the risk associated with the non-performance of such issuers. Each Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of financial institutions issuing letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

LEBENTHAL FUNDS, INC.
REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE LEBENTHAL FUNDS, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lebenthal New York Municipal Bond, Lebenthal New Jersey Municipal Bond, and the Lebenthal Taxable Municipal Bond (hereafter referred to as the "Funds") at November 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
NEW YORK, NEW YORK
JANUARY 23, 2004

LEBENTHAL FUNDS, INC.
DIRECTORS AND OFFICERS (UNAUDITED)

The directors and executive officers and their business addresses, ages and principal occupations during the past five years are as set forth in the table below. A director is deemed to be a "Disinterested Director" to the extent the director is not an "interested person" (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act")).

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                                                               IN FUND            OTHER
NAME,                     POSITION(S)                                                          COMPLEX        DIRECTORSHIPS
ADDRESS                     WITH          TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S)     OVERSEEN           HELD BY
AND AGE                    LEBENTHAL    LENGTH OF TIME SERVED      DURING PAST 5 YEARS       BY DIRECTORS       DIRECTORS
-----------------------   -----------   ---------------------   --------------------------   ------------   ---------------------
DISINTERESTED DIRECTORS

Victor Chang              Director      Indefinite              Retired. Guest lecturer          3          None
100 Federal Street                      Since 1990              and researcher for
Boston, MA 02110                                                central banks and the
Age 65                                                          U.S. and foreign
                                                                governments. President
                                                                of V.C. Management Co.,
                                                                Inc. which was in the
                                                                business of providing
                                                                financial analysis and
                                                                economic consulting
                                                                (1980-1996). Vice
                                                                President of and
                                                                consultant to Fuji
                                                                Securities Company Inc.
                                                                (1996-1998).

Hugh A. Dunlap, Jr.       Director      Since 2002              Retired.                         3          Trustee of Boston
One Federal Street                                                                                          Advisors Trust
Boston, MA 02110                                                                                            since January 2001
Age 73

Penny Zuckerwise,         Director      Indefinite              Principal and founder,           3          Director of Miavita
c/o Wiserock, L.L.C.                    Since 2002              Wiserock L.L.C. since                       since November 1999.
One West 81st Street                                            1999, a company which
New York, NY 10024                                              provides strategy,
Age 48                                                          management oversight and
                                                                business advice.
                                                                Co-founder, general
                                                                partner and governing
                                                                board member, Boldcap
                                                                Ventures LLC (formally
                                                                Angels4equity) since
                                                                June 2000, a private
                                                                equity investment fund.
                                                                President, Chancellor
                                                                LGT Asset Management
                                                                (currently Invesco
                                                                Institutional) from 1991
                                                                to 1998.

INTERESTED DIRECTORS AND OFFICERS

*Alexandra Lebenthal,     Director      Indefinite              Director and Chairman of         3          Director of Advest,
120 Broadway              and           Since 2002              the Fund since March                        and the Advest Bank and
New York, NY 10271        Chairman                              2002. President of the                      Trust Company since
Age 39                                                          Fund from 1995 to                           2001.
                                                                February 2002. Director,
                                                                Senior Vice President
                                                                and Senior Managing
                                                                Director of Advest, Inc.
                                                                since 2001. President of
                                                                Lebenthal, a division of
                                                                Advest, Inc. since 2002.
                                                                President of Lebenthal &
                                                                Co., Inc. from 1995 to
                                                                2002. Executive Vice
                                                                President of Lebenthal
                                                                Asset Management, Inc.
                                                                from 1997 to June 2002.

* Ms. Lebenthal may be deemed an "interested person" of the Fund as defined under the Investment Company Act of 1940 based on her affiliation with Advest, Inc.

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                                                               IN FUND           OTHER
NAME,                     POSITION(S)                                                          COMPLEX        DIRECTORSHIPS
ADDRESS                      WITH        TERM OF OFFICE AND       PRINCIPAL OCCUPATION(S)      OVERSEEN         HELD BY
AND AGE                    LEBENTHAL    LENGTH OF TIME SERVED      DURING PAST 5 YEARS       BY DIRECTORS      DIRECTORS
-----------------------   -----------   ---------------------   --------------------------   ------------   -----------------
Michael J. Vogelzang      President     Indefinite              President of the Fund        Not            Not applicable
One Federal Street                      Since 2002              since February 2002.         applicable
Boston, MA 02110                                                President and Chief
Age 42                                                          Investment Officer of
                                                                Boston Advisors, Inc.
                                                                since April 1999 and
                                                                Senior Vice President
                                                                and Chief Investment
                                                                Officer from August 1997
                                                                to April 1999. Trustee,
                                                                President and Chief
                                                                Executive Officer of
                                                                Boston Advisors Trust
                                                                since March 2000. Senior
                                                                Vice President and
                                                                Portfolio Manager of
                                                                Freedom Capital
                                                                Management Corp. from
                                                                September 1991 to
                                                                August 1, 1997.

Ronald B.Maggiacomo       Treasurer     Indefinite              Treasurer of the Fund        Not            Not applicable
One Federal Street                      Since October 2003      since October 2003.          applicable
Boston, MA 02110                                                Treasurer of Boston
Age 61                                                          Advisers Trust since
                                                                December 2003. Chief
                                                                Operating Officer of
                                                                Boston Advisors, Inc.
                                                                since March 2003.
                                                                President of Billings &
                                                                Co. Inc. since
                                                                March 1982. Vice
                                                                President of Bank Street
                                                                Management Company since
                                                                June 2003. (All companies
                                                                in which Mr.Maggiacomo
                                                                serves as an officer are
                                                                subsidiaries of The
                                                                Advest Group, Inc.)

Gregory W. Serbe         Secretary    Indefinite                Secretary of the Fund        Not            Not applicable
120 Broadway                          Since 2000                since 2000. Senior           applicable
New York, NY 10271                                              Portfolio Manager of the
Age 58                                                          Fund since April 1, 2001
                                                                and Assistant Portfolio
                                                                Manager of the Fund from
                                                                1998 to 2001. President
                                                                of Lebenthal Asset
                                                                Management, a division
                                                                of Boston Advisors, Inc.
                                                                and Senior Vice
                                                                President of Boston
                                                                Advisors, Inc. since
                                                                2002. Managing Director
                                                                of Lebenthal Asset
                                                                Management, Inc. from
                                                                1998 to 1999, Senior
                                                                Managing Director of
                                                                Lebenthal Asset
                                                                Management, Inc. from
                                                                1999 to 2000, Executive
                                                                Vice President and Chief
                                                                Operating Officer of
                                                                Lebenthal Asset
                                                                Management, Inc. from
                                                                2000 to 2001 and
                                                                President of Lebenthal
                                                                Asset Management, Inc.
                                                                from 2001 to June 2002.
                                                                Personal account
                                                                executive with Lebenthal
                                                                & Co., Inc. from 1997 to
                                                                1998.

Tanya A. Kerrigan         Assistant     Indefinite              Assistant Secretary and      Not            Not applicable
One Federal Street        Secretary     Since October 2003      Compliance Officer of        applicable
Boston, MA 02110                                                the Fund since October
Age 31                                                          2003. Vice President and
                                                                Director of Compliance
                                                                of Boston Advisors, Inc.
                                                                since October 2003.
                                                                Counsel and Compliance
                                                                Officer of H.C.
                                                                Wainwright & Co., Inc.
                                                                from 1999 to April 2003.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.


LEBENTHAL FUNDS,INC.
  120 Broadway
  New York, New York 10271
  (212) 425-6116


DISTRIBUTOR AND
  SHAREHOLDER SERVICING AGENT
   Advest, Inc.
   90 State House Square
   Hartford, CT 06108

LEBENTHAL FUNDS, INC.


ANNUAL REPORT NOVEMBER 30, 2003

"THE WORKHORSE OF INVESTMENTS."

[GRAPHIC]

[LEBENTHAL LOGO]

120 BROADWAY, NEW YORK, NY 10271                                 MEMBER OF
        (212) 425-6116              A DIVISION OF                THE MONY      [LEBENTHAL LOGO]
 OUTSIDE OF NYC 1-800-221-5822      ADVEST, INC.   [MONY LOGO]   GROUP         THE WORKHORSE OF INVESTMENTS.

Item 2. Code of Ethics.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's Principal Executive Officer and Senior Financial Officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3. Audit Committee Financial Expert.
-----------------------------------------

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Hugh A. Dunlap, Jr., who is "independent," as defined in the instructions to this Item.*

Item 4. Principal Accountant Fees and Services.
-----------------------------------------------

Not required for annual reports filed for periods ending before December 15, 2003.


Item 5. Audit Committee of Listed Registrants.
----------------------------------------------

Not applicable to open-end investment companies.

Item 6. Reserved.
-----------------

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
--------------------------------------------------------------------------

Not applicable to open-end investment companies.

Item 9. Controls and Procedures.
--------------------------------

(a) The registrant's Principal Executive Officer and Senior Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.


----------
*Mr. Hugh A. Dunlap, Jr. retired as Director of the Fund, effective January 8, 2004.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 10. Exhibits.
------------------

(a)(1)  Any code of ethics or amendment thereto. Filed herewith.

(a)(2) Certifications of Principal Executive Officer and Senior Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940. Filed herewith.

(b) Certifications of Principal Executive Officer and Senior Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. Section 1350. Filed herewith.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


        (Registrant)  Lebenthal Funds, Inc.
                    ---------------------------------------------

        By (Signature and Title)  /s/ Alexandra Lebenthal
                                ---------------------------------
                                    Alexandra Lebenthal, Chairman

        Date  1/30/04
            ------------------------




        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By (Signature and Title)  /s/ Alexandra Lebenthal
                                ---------------------------------
                                    Alexandra Lebenthal, Chairman

        Date  2/3/04
            ------------------------

        By (Signature and Title)  /s/ Ronald Maggiacomo
                                ---------------------------------
                                    Ronald Maggiacomo, Treasurer

        Date  2/3/04
            ------------------------




                                                                               3